UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2017

Invest with a stable,
long-term approach.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.08%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.77%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a long-term perspective
6	Summary investment portfolio
15	Financial statements
43	Board of trustees and other officers

Fellow investors:

Strong demand for fixed income investments, moderate inflation levels and declining long-term interest rates provided a favorable environment for the bond market in 2017. Investment-grade bonds advanced for most of the year despite the Federal Reserve’s ongoing shift toward tighter monetary policy. For the 12-month period ended December 31, The Bond Fund of America (BFA) gained 3.21%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 3.54%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, rose 3.56%.

The fund paid dividends totaling 24 cents per share during the period. For investors, this amounted to an income return of 1.88% with dividends reinvested, or 1.86% if taken in cash.

Bond market overview

Bonds rose during the January-to-December period as lower-than-expected inflation and robust demand sparked a rally in corporate credit. Long-term interest rates declined while short-term rates — which are more sensitive to Fed action — rose sharply. Improving U.S. economic growth and a tight labor market prompted Fed officials to raise the federal funds rate three times during the year. Still, the yield on the benchmark 10-year Treasury note declined 5 basis points to end the year at 2.40%. Two-year Treasury yields climbed 69 basis points to 1.89%.

The U.S. economy grew at an annualized rate of 3.2% in the third quarter, significantly higher than the 2.2% per-year average since the 2008-09 financial crisis. However, inflation remained muted throughout the year despite expectations that President Donald Trump’s plans to cut federal taxes, reduce regulations and increase infrastructure spending would spark inflationary pressures. Core

Results at a glance

For periods ended December 31, 2017, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)
The Bond Fund of America (Class A shares)	3.21%	2.06%	1.91%	2.98%	7.55%
Bloomberg Barclays U.S. Aggregate Index[1]	3.54	2.24	2.10	4.01	7.53
Lipper Core Bond Funds Average[2]	3.56	2.15	1.95	3.83	7.36

[1]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The Bond Fund of America	1

inflation, excluding volatile food and energy prices, stayed below 2% for the entire year amid tepid wage growth and lackluster productivity gains. Meanwhile, the U.S. unemployment rate stood at 4.1% in December, a 17-year low.

As the U.S. economy accelerated, corporate bonds rallied and investors clamored for new bonds issued by American companies. Corporate debt issuance surpassed $1.6 trillion for the year, exceeding 2016’s record high. The spread between corporate bond yields and Treasury yields narrowed by 30 basis points to end the year at 93 basis points, near historic lows. For the year, corporate bonds generated the highest returns in the investment-grade category, gaining 6.42% in aggregate; U.S. mortgage-backed securities returned 2.47% and Treasuries rose 2.31%.

Outside the U.S., loose monetary policy kept global interest rates at low levels and essentially acted as an anchor on long-term U.S. rates. The European Central Bank extended its massive bond-buying program into 2018 and held short-term rates at negative levels in an attempt to jumpstart the euro-zone economy. At the same time, the Bank of Japan maintained a 0% target on 10-year Japanese government bond yields and continued its asset-purchase program. European and Japanese stimulus programs marched on at an aggressive pace, even as both economies showed significant signs of improvement.

Inside the portfolio

The fund remains invested in high-quality fixed income assets, including substantial holdings of U.S. Treasuries, corporate bonds and mortgage-backed securities. Managers seek to maintain a highly liquid bond portfolio with a low correlation to equities. The fund’s conservative positioning is meant to help provide a source of stability, particularly during times of geopolitical uncertainty, market volatility and equity-market downturns. Given this approach, the fund’s largest concentration of investments remains in U.S. Treasury and agency securities, which made up about 34% of the portfolio, as of December 31, 2017.

Within the Treasury market, managers continue to hold significant investments in Treasury Inflation-Protected Securities, or TIPS. As TIPS rose in value at various times during the year, managers took some profits, lowering the fund’s TIPS exposure from 6.3% at the end of 2016 to 3.8% in December 2017. TIPS provided modestly higher returns than nominal Treasuries during this one-year period. Managers continue to favor TIPS due to their ability to act as an insurance policy against higher inflation, as well as their diversification benefits.

Corporate bond investments made up about 30% of the fund, as of December 2017, roughly the same percentage as the prior year-end. With a tailwind of tightening credit spreads, corporate bonds helped boost returns, including investments in the banking, energy and pharmaceutical industries. However, an investment in Teva Pharmaceutical hurt returns as the Israeli company struggled with fierce competition and pricing pressures in the generic drug market. Managers continued to have a high level of conviction in the company and added to the investment at times during the year.

Mortgage-backed securities accounted for approximately 19% of the fund’s investments, up slightly from 18% at the end of last year. The fund’s exposure to asset-backed securities — primarily high-grade notes backed by auto loan and credit card receivables — also rose slightly, from about 6% of the portfolio last year to roughly 7% at the end of 2017. The fund’s investments in high-yield corporate bonds and emerging markets debt were reduced throughout the year to less than 1% of assets; both of those asset classes contributed favorably to returns.

The fund’s curve positioning detracted from results, relative to the index. To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to shift interest rate exposure away from long maturities and towards intermediate maturities. For the one-year period, that stance was not helpful, but managers believe it is an appropriate position to maintain, given views on Fed policy and the U.S.

2	The Bond Fund of America

economic outlook relative to market expectations.

Looking ahead

The outlook for the U.S. economy remains positive. U.S. gross domestic product (GDP) growth, which showed encouraging signs of improvement last year, is likely to continue accelerating this year as consumers and corporations enjoy a broad-based reduction in federal taxes. The U.S. tax reform bill, approved in December, should provide a moderate boost to consumer spending, which accounts for about 70% of the U.S. economy. Meanwhile, economies in Europe and Japan are experiencing swift recoveries from years of stagnation, while China’s economy has stabilized and continues to grow at a more sustainable pace.

Given this favorable domestic and international backdrop, we expect the Fed to stay on a path toward tighter monetary policy. Based on current projections, we believe the Fed will raise interest rates two or three more times in 2018 while also gradually reducing its balance sheet. These actions are largely priced into the market, but they could nonetheless contribute to an environment of greater uncertainty and higher volatility in the months and years ahead. This is one important reason that we focus our efforts on building a conservative, highly liquid bond portfolio that is intended to withstand difficult periods and potentially cushion the blow of future, inevitable equity market disruptions.

We understand that many of our shareholders own The Bond Fund of America as part of a broader, diversified investment portfolio. Therefore, we believe it is essential for a bond fund to behave like a bond fund. That means avoiding excessive risk, focusing on capital preservation and, most of all, providing true diversification away from equities. On that note, we would like to welcome new shareholders to The Bond Fund of America. The fund’s assets under management have increased considerably over the past year, growing from roughly $32 billion at the end of 2016 to $37.5 billion as of December 31, 2017.

We thank you and our existing shareholders for placing your trust in our portfolio management team and we look forward to reporting to you again in six months.

Cordially,

John H. Smet

President

February 9, 2018

For current information about the fund, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

The Bond Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2017)*

	1 year	5 years	10 years
Class A shares	-0.69%	1.14%	2.59%

Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio is 0.61% for Class A shares as of the prospectus dated March 1, 2018 (unaudited).

$200,000
100,000
60,000
40,000
20,000
10,000
8,000

Year ended December 31	1974[6]	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988	1989	1990
TOTAL VALUE (dollars in thousands)																	
Dividends reinvested	$0.4	0.9	1.0	1.1	1.2	1.4	1.7	2.1	2.4	2.6	2.9	3.2	3.6	3.8	4.0	4.5	4.7
Value at year-end	$10.0	11.3	13.3	14.0	14.3	14.7	15.2	16.2	21.6	23.6	26.5	33.5	38.6	39.3	43.5	47.9	49.5
Total return	(0.1)%	12.7	18.1	5.1	2.0	3.1	3.5	6.6	32.9	9.5	11.9	26.6	15.2	2.0	10.7	10.1	3.3

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg Barclays U.S. Government/Credit Index was used because Bloomberg Barclays U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg Barclays U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Includes reinvested dividends of $218,132 and reinvested capital gain distributions of $4,573.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

4	The Bond Fund of America

How a $10,000 investment has grown

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

The Bond Fund of America	5

Summary investment portfolio December 31, 2017

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	33.54%
AAA/Aaa	24.07
AA/Aa	3.73
A/A	11.78
BBB/Baa	16.76
Below investment grade	2.57
Unrated	.47
Short-term securities & other assets less liabilities	7.08

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.90%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 33.54%
U.S. Treasury 29.74%
U.S. Treasury 1.25% 2018	$175,000	$174,290
U.S. Treasury 1.625% 2020[1]	237,000	235,182
U.S. Treasury 1.75% 2020	165,290	164,138
U.S. Treasury 1.125% 2021	169,650	163,912
U.S. Treasury 1.75% 2022	198,200	194,747
U.S. Treasury 1.875% 2022	627,500	620,070
U.S. Treasury 1.875% 2022	156,875	154,614
U.S. Treasury 2.00% 2022	509,550	505,193
U.S. Treasury 2.00% 2022	461,155	457,028
U.S. Treasury 2.125% 2022	474,492	472,656
U.S. Treasury 1.50% 2023[1]	417,860	403,268
U.S. Treasury 2.00% 2024	408,690	401,109
U.S. Treasury 2.00% 2024	271,448	266,274
U.S. Treasury 2.125% 2024	696,950	688,238
U.S. Treasury 2.125% 2024	282,435	279,125
U.S. Treasury 2.125% 2024	203,595	200,930
U.S. Treasury 2.25% 2024	294,564	293,068
U.S. Treasury 2.25% 2024	172,750	171,886
U.S. Treasury 2.25% 2027	861,891	850,177
U.S. Treasury 2.25% 2027	150,719	148,702
U.S. Treasury 2.375% 2027	180,613	180,236
U.S. Treasury 2.50% 2046	256,875	244,553
U.S. Treasury 2.75% 2047	799,133	800,691
U.S. Treasury 3.00% 2047	150,866	158,645
U.S. Treasury 1.13%–4.50% 2019–2047[1]	2,961,033	2,935,794
		11,164,526

6	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 3.80%
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	$224,331	$219,230
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	424,923	422,733
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	186,940	188,826
U.S. Treasury Inflation-Protected Securities 0.25%–2.13% 2024–2047[2]	582,545	594,191
		1,424,980

Total U.S. Treasury bonds & notes		12,589,506

Corporate bonds & notes 29.69%
Financials 6.52%
Goldman Sachs Group, Inc. 2.905% 2023	148,984	148,081
Other securities		2,299,906
		2,447,987

Health care 5.11%
Teva Pharmaceutical Finance Company BV 2.80% 2023	209,753	182,856
Teva Pharmaceutical Finance Company BV 2.20%–4.10% 2021–2046	340,197	278,745
Other securities		1,457,039
		1,918,640

Energy 3.79%
Other securities		1,423,003

Consumer discretionary 3.43%
Other securities		1,287,217

Utilities 3.10%
Other securities		1,164,160

Consumer staples 2.48%
Other securities		932,110

Telecommunication services 1.32%
Other securities		495,126

Information technology 1.20%
Other securities		452,202

Real estate 1.12%
Other securities		418,672

Industrials 1.02%
Other securities		382,829

Materials 0.60%
Other securities		224,126

Total corporate bonds & notes		11,146,072

Mortgage-backed obligations 18.73%
Federal agency mortgage-backed obligations 17.87%
Fannie Mae 3.50% 2033[3,4]	174,200	179,691
Fannie Mae 3.50% 2047[3]	164,119	168,753
Fannie Mae 4.00% 2047[3]	143,195	150,033
Fannie Mae 3.50% 2048[3,4]	156,180	160,200
Fannie Mae 4.00% 2048[3,4]	250,000	261,594
Fannie Mae 4.00% 2048[3,4]	239,730	250,511
Fannie Mae 4.50% 2048[3,4]	330,000	351,138
Fannie Mae 4.50% 2048[3,4]	245,085	260,478
Fannie Mae 0%–11.00% 2020–2048[3,4,5]	1,719,304	1,796,179

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac 4.00% 2047[3]	$269,534	$282,283
Freddie Mac 4.00% 2047[3]	181,489	189,963
Freddie Mac 4.00% 2047[3]	141,469	148,074
Freddie Mac 0%–7.50% 2019–2049[3,4,5]	1,259,580	1,312,091
Government National Mortgage Assn. 4.00% 2048[3,4]	234,850	244,967
Government National Mortgage Assn. 2.50%–10.00% 2021–2065[3,4]	649,020	678,749
Other securities		272,641
		6,707,345

Other 0.86%
Other securities		325,334

Total mortgage-backed obligations		7,032,679

Asset-backed obligations 6.78%
Capital One Multi-asset Execution Trust, Series 2015-A1, Class A1, 1.39% 2021[3]	255,414	255,271
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[3]	495,714	495,520
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[3]	268,400	268,353
Other securities		1,526,778
		2,545,922

Bonds & notes of governments & government agencies outside the U.S. 2.80%
Portuguese Republic 5.125% 2024	144,274	155,309
Other securities		895,558
		1,050,867

Municipals 1.36%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[3]	190,395	190,412
Other securities		320,236
		510,648

Total bonds, notes & other debt instruments (cost: $34,753,684,000)		34,875,694

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		3,746

Total preferred securities (cost: $5,820,000)		3,746

Common stocks 0.01%
Other 0.01%
Other securities		4,052

Total common stocks (cost: $14,833,000)		4,052

Short-term securities 12.52%	Principal amount (000)
Fannie Mae 1.11% due 1/9/2018	$150,000	149,965
Federal Home Loan Bank 1.04%–1.31% due 1/2/2018–3/14/2018	1,972,455	1,970,252
Freddie Mac 1.08%–1.28% due 1/17/2018–4/6/2018	250,000	249,649
U.S. Treasury Bills 1.01%–1.49% due 1/2/2018–6/21/2018	1,378,350	1,374,135
Other securities		955,834

Total short-term securities (cost: $4,700,233,000)		4,699,835
Total investment securities 105.44% (cost: $39,474,570,000)		39,583,327
Other assets less liabilities (5.44)%		(2,043,431)

Net assets 100.00%		$37,539,896

8	The Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $81,053,000, which represented .22% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,940,000, which represented .14% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,023,000, an aggregate cost of $14,744,000, and which represented .01% of the net assets of the fund) were acquired from 9/26/2013 - 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes securities (with an aggregate value of $4,912,971,000, which represented 13.09% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 12/31/2017[7] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Euro-Bund Futures	Short	262	March 2018	$(26,200)	$(50,826)	$(33)
10 Year U.S. Treasury Note Futures	Long	8,691	March 2018	869,100	1,078,091	(114)
20 Year U.S. Treasury Bond Futures	Long	1,610	March 2018	161,000	246,330	254
30 Year Ultra U.S. Treasury Bond Futures	Short	834	March 2018	(83,400)	(139,825)	(775)
10 Year Ultra U.S. Treasury Note Futures	Short	8,159	March 2018	(815,900)	(1,089,737)	2,860
5 Year U.S. Treasury Note Futures	Long	94,795	April 2018	9,479,500	11,011,772	(39,286)
2 Year U.S. Treasury Note Futures	Long	17,239	April 2018	3,447,800	3,691,032	(5,202)
90 Day Euro Dollar Futures	Short	1,997	September 2018	(499,250)	(489,065)	(54)
90 Day Euro Dollar Futures	Long	8,082	December 2018	2,020,500	1,977,160	(1,204)
90 Day Euro Dollar Futures	Short	9,680	December 2019	(2,420,000)	(2,363,614)	1,797
						$(41,757)

Forward currency contracts

				Unrealized
Contract amount				appreciation (depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD1,268	MXN23,000	JPMorgan Chase	1/4/2018	$100
USD3,942	BRL13,000	JPMorgan Chase	1/5/2018	26
USD9,577	INR619,350	JPMorgan Chase	1/5/2018	(118)
USD19,803	BRL64,300	JPMorgan Chase	1/8/2018	441
USD1,645	KRW1,800,000	Citibank	1/8/2018	(36)
BRL14,250	USD4,386	Citibank	1/8/2018	(96)
USD6,229	KRW6,775,000	Bank of America, N.A.	1/8/2018	(102)
USD17,721	INR1,148,500	JPMorgan Chase	1/8/2018	(251)
USD15,252	KRW16,600,000	JPMorgan Chase	1/8/2018	(259)
USD55,561	INR3,600,000	HSBC Bank	1/8/2018	(773)
USD2,508	AUD3,300	HSBC Bank	1/9/2018	(67)
USD21,054	MXN400,000	HSBC Bank	1/10/2018	759
USD12,342	MXN231,000	Bank of America, N.A.	1/10/2018	622
USD6,740	EUR5,700	Citibank	1/10/2018	(104)
USD5,017	AUD6,600	JPMorgan Chase	1/10/2018	(132)
USD21,905	CAD27,800	JPMorgan Chase	1/10/2018	(216)
USD15,206	AUD20,000	Barclays Bank PLC	1/10/2018	(399)
USD15,970	AUD21,000	Bank of America, N.A.	1/10/2018	(415)
USD41,859	MXN804,000	Bank of America, N.A.	1/11/2018	1,074
JPY816,191	USD7,236	Bank of America, N.A.	1/11/2018	13
USD1,292	AUD1,700	Bank of America, N.A.	1/11/2018	(35)
JPY5,258,944	USD46,748	JPMorgan Chase	1/11/2018	(44)
MXN47,480	USD2,472	Bank of America, N.A.	1/11/2018	(63)
USD24,336	GBP18,100	JPMorgan Chase	1/11/2018	(113)
USD48,730	EUR41,300	Bank of America, N.A.	1/11/2018	(864)
USD3,500	MXN66,600	Citibank	1/12/2018	122
JPY321,896	USD2,862	Bank of America, N.A.	1/12/2018	(3)

The Bond Fund of America	9

Forward currency contracts (continued)

				Unrealized
Contract amount				appreciation (depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD2,712	SEK22,900	Bank of America, N.A.	1/12/2018	$ (82)
USD14,541	SGD19,600	JPMorgan Chase	1/12/2018	(117)
USD1,012	INR65,350	Citibank	1/16/2018	(10)
USD497	GBP370	Bank of New York Mellon	1/17/2018	(3)
JPY1,934,584	USD17,223	Citibank	1/17/2018	(37)
USD4,195	AUD5,500	Citibank	1/17/2018	(96)
USD12,710	CAD16,275	Citibank	1/17/2018	(242)
USD34,461	MXN650,000	JPMorgan Chase	1/18/2018	1,536
CAD80,847	USD62,889	Goldman Sachs	1/18/2018	1,451
USD19,046	SEK160,200	Goldman Sachs	1/18/2018	(508)
USD35,115	PLN125,000	Goldman Sachs	1/18/2018	(796)
JPY5,200,000	USD45,948	Bank of America, N.A.	1/19/2018	251
USD105	TRY405	JPMorgan Chase	1/19/2018	(1)
USD22,141	EUR18,700	UBS AG	1/22/2018	(330)
USD2,238	MXN42,821	Citibank	1/23/2018	72
USD9,535	EUR8,000	JPMorgan Chase	1/23/2018	(79)
USD19,647	AUD25,600	Citibank	1/23/2018	(328)
USD54,282	EUR45,850	JPMorgan Chase	1/23/2018	(818)
USD5,257	SGD7,100	Goldman Sachs	1/24/2018	(54)
USD10,342	JPY1,170,000	JPMorgan Chase	1/25/2018	(56)
USD46,406	JPY5,250,000	Citibank	2/22/2018	(311)
USD48,862	JPY5,520,000	Citibank	3/22/2018	(341)
USD2,109	INR140,000	Citibank	3/26/2018	(61)
USD278	EUR230	Bank of America, N.A.	12/13/2018	(4)
USD349	EUR290	Bank of America, N.A.	12/13/2018	(8)
USD742	EUR615	Bank of America, N.A.	12/13/2018	(14)
				$ (1,919)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.345%	U.S. EFFR	1/31/2018		$5,300,000	$(274)	$ —	$(274)
1.3475%	U.S. EFFR	1/31/2018		8,595,000	(425)	—	(425)
1.2975%	3-month Canada BA	7/5/2018	C$	1,278,409	(1,803)	—	(1,803)
1.39%	3-month Canada BA	7/13/2018		825,000	(925)	—	(925)
1.38%	3-month Canada BA	7/13/2018		800,000	(931)	—	(931)
1.54375%	3-month Canada BA	9/1/2018		697,500	(572)	—	(572)
1.7475%	3-month Canada BA	9/11/2018		1,200,000	301	—	301
1.76625%	3-month Canada BA	9/25/2018		208,000	36	—	36
1.7725%	3-month Canada BA	9/26/2018		207,000	42	—	42
1.745%	3-month Canada BA	9/27/2018		800,000	33	—	33
1.725%	3-month Canada BA	9/28/2018		800,000	(76)	—	(76)
7.48%	28-day MXN-TIIE	1/11/2019	MXN	3,460,000	(1,026)	—	(1,026)
7.46%	28-day MXN-TIIE	1/24/2019		1,960,000	(630)	—	(630)
1.329%	U.S. EFFR	3/27/2019		$430,000	(2,076)	—	(2,076)
1.32625%	U.S. EFFR	4/5/2019		233,800	(1,173)	—	(1,173)
1.34875%	U.S. EFFR	4/5/2019		407,500	(1,930)	—	(1,930)
1.313%	U.S. EFFR	4/13/2019		126,000	(676)	—	(676)
7.195%	28-day MXN-TIIE	4/15/2019	MXN	1,090,000	(603)	—	(603)
3-month USD-LIBOR	1.5145%	4/19/2019		$942,000	5,223	—	5,223
3-month USD-LIBOR	1.512%	4/19/2019		472,000	2,632	—	2,632
1.345%	U.S. EFFR	5/3/2019		440,000	(2,314)	—	(2,314)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	1,550,000	(588)	—	(588)
3-month USD-LIBOR	1.504%	6/8/2019		$304,000	1,988	—	1,988
3-month USD-LIBOR	1.5055%	6/8/2019		304,000	1,981	—	1,981

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.337%	U.S. EFFR	6/8/2019		$608,000	$(3,670)	$ —	$(3,670)
3-month USD-LIBOR	1.5395%	6/12/2019		304,000	1,858	—	1,858
1.367%	U.S. EFFR	6/12/2019		304,000	(1,714)	—	(1,714)
3-month USD-LIBOR	1.546%	6/14/2019		440,000	2,685	—	2,685
3-month USD-LIBOR	1.553%	6/14/2019		304,000	1,824	—	1,824
1.37%	U.S. EFFR	6/14/2019		304,000	(1,711)	—	(1,711)
3-month USD-LIBOR	1.555%	6/21/2019		304,000	1,899	—	1,899
1.362%	U.S. EFFR	6/21/2019		304,000	(1,783)	—	(1,783)
3-month USD-LIBOR	1.5445%	6/28/2019		304,000	2,015	—	2,015
1.351%	U.S. EFFR	6/28/2019		304,000	(1,870)	—	(1,870)
3-month USD-LIBOR	0.821%	7/8/2019		95,000	1,668	—	1,668
3-month USD-LIBOR	1.814%	11/2/2019		230,000	923	—	923
1.615%	U.S. EFFR	11/2/2019		230,000	(843)	—	(843)
1.9185%	3-month USD-LIBOR	11/29/2019		75,000	(173)	—	(173)
1.963%	3-month USD-LIBOR	12/5/2019		60,000	(93)	—	(93)
2.0025%	3-month USD-LIBOR	12/7/2019		250,000	(216)	—	(216)
1.8725%	3-month USD-LIBOR	3/20/2020		240,000	(1,149)	—	(1,149)
7.14%	28-day MXN-TIIE	4/29/2020	MXN	2,118,400	(1,928)	—	(1,928)
6.78%	28-day MXN-TIIE	7/6/2020		1,008,770	(1,383)	—	(1,383)
3-month USD-LIBOR	2.1045%	12/7/2020		$160,000	198	—	198
3-month USD-LIBOR	1.0695%	6/17/2021		160,000	5,957	—	5,957
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	(7)	—	(7)
3-month USD-LIBOR	1.217%	9/22/2021		44,000	1,552	—	1,552
3-month USD-LIBOR	1.225%	9/22/2021		44,000	1,539	—	1,539
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	16,760	—	16,760
3-month USD-LIBOR	1.25%	9/23/2021		430,000	14,683	—	14,683
3-month USD-LIBOR	1.225%	9/23/2021		346,500	12,143	—	12,143
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	11,547	—	11,547
3-month USD-LIBOR	1.883%	11/30/2021		115,000	1,365	—	1,365
1.967%	3-month USD-LIBOR	1/26/2022		50,000	(470)	—	(470)
3-month USD-LIBOR	2.074%	2/17/2022		160,000	845	—	845
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	(1,106)	—	(1,106)
3-month USD-LIBOR	2.029%	7/11/2022		$330,000	2,785	—	2,785
3-month USD-LIBOR	1.948%	7/28/2022		630,000	7,522	—	7,522
2.80%	3-month USD-LIBOR	9/2/2022		785,000	6,392	—	6,392
2.009%	3-month USD-LIBOR	10/4/2022		272,000	(2,782)	—	(2,782)
3-month USD-LIBOR	2.138%	10/31/2022		103,000	436	—	436
2.11%	3-month USD-LIBOR	10/31/2022		53,000	(293)	—	(293)
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	(636)	—	(636)
2.105%	3-month USD-LIBOR	10/31/2022		371,000	(2,135)	—	(2,135)
2.08613%	3-month USD-LIBOR	11/17/2022		247,100	(1,656)	—	(1,656)
2.08934%	3-month USD-LIBOR	11/17/2022		262,900	(1,723)	—	(1,723)
2.2025%	3-month USD-LIBOR	12/4/2022		51,000	(72)	—	(72)
3-month USD-LIBOR	2.2455%	12/21/2022		156,600	(40)	—	(40)
2.27403%	3-month USD-LIBOR	12/29/2022		304,000	466	—	466
1.176%	3-month USD-LIBOR	2/16/2023		240,000	(12,425)	—	(12,425)
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(3,828)	—	(3,828)
1.309%	3-month USD-LIBOR	9/27/2023		27,000	(1,402)	—	(1,402)
2.186%	3-month USD-LIBOR	10/4/2023		130,000	(936)	—	(936)
2.031%	3-month USD-LIBOR	1/17/2024		80,000	(1,112)	—	(1,112)
3-month USD-LIBOR	2.202%	2/2/2024		180,000	761	—	761
2.296%	3-month USD-LIBOR	3/21/2024		125,000	96	—	96
3-month USD-LIBOR	2.168%	5/15/2024		70,000	478	—	478
3-month USD-LIBOR	2.12813%	10/3/2024		238,000	2,606	—	2,606
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,299)	—	(1,299)
2.59%	3-month USD-LIBOR	3/27/2025		$130,000	1,006	—	1,006
2.524%	3-month USD-LIBOR	4/14/2025		123,000	572	—	572
2.2725%	3-month USD-LIBOR	6/8/2025		30,000	(211)	—	(211)
2.354%	3-month USD-LIBOR	9/25/2025		420,000	(1,647)	—	(1,647)
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,059)	—	(1,059)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(533)	—	(533)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	1.8855%	1/25/2026		$150,000	$5,041	$ —	$5,041
6-month JPY-LIBOR	0.228%	2/8/2026		¥8,500,000	65	—	65
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	227	—	227
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	(187)	—	(187)
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	(97)	—	(97)
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	(209)	—	(209)
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(176)	—	(176)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(381)	—	(381)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(352)	—	(352)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	(312)	—	(312)
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(309)	—	(309)
2.4805%	3-month USD-LIBOR	3/21/2027		$125,000	1,140	—	1,140
2.3335%	3-month USD-LIBOR	3/29/2027		112,000	(378)	—	(378)
2.333%	3-month USD-LIBOR	3/29/2027		150,000	(513)	—	(513)
28-day MXN-TIIE	7.47%	4/5/2027	MXN	290,000	485	—	485
3-month USD-LIBOR	2.262%	4/18/2027		$1,500	14	—	14
3-month USD-LIBOR	2.2225%	4/19/2027		47,000	596	—	596
0.8153%	6-month EURIBOR	4/28/2027		€69,000	29	—	29
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	665,000	(79)	—	(79)
3-month USD-LIBOR	2.293%	5/3/2027		$54,000	363	—	363
28-day MXN-TIIE	7.625%	5/20/2027	MXN	410,000	477	—	477
7.11%	28-day MXN-TIIE	6/21/2027		1,500,000	(4,443)	—	(4,443)
3-month USD-LIBOR	2.2935%	7/17/2027		$70,000	519	—	519
3-month USD-LIBOR	2.172%	8/16/2027		10,000	181	—	181
0.8518%	6-month EURIBOR	8/21/2027		€31,000	29	—	29
3-month SEK-STIBOR	1.215%	8/21/2027	SKr	300,000	(229)	—	(229)
2.415%	3-month USD-LIBOR	10/31/2027		$55,000	150	—	150
3-month USD-LIBOR	2.399%	10/31/2027		30,000	(39)	—	(39)
3-month USD-LIBOR	2.388%	10/31/2027		200,000	(64)	—	(64)
U.S. EFFR	2.055%	11/1/2027		55,000	43	—	43
U.S. EFFR	2.042%	11/2/2027		34,000	67	—	67
U.S. EFFR	2.045%	11/2/2027		21,000	35	—	35
3-month USD-LIBOR	2.31934%	11/17/2027		138,500	830	—	830
3-month USD-LIBOR	2.31613%	11/17/2027		129,500	813	—	813
28-day MXN-TIIE	7.865%	12/8/2027	MXN	560,000	227	—	227
28-day MXN-TIIE	7.93%	12/9/2027		565,000	98	—	98
3-month USD-LIBOR	2.413%	10/4/2028		$61,000	270	—	270
3-month USD-LIBOR	2.7315%	3/27/2030		68,000	(1,170)	—	(1,170)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	(821)	—	(821)
3-month USD-LIBOR	2.451%	6/8/2030		16,000	120	—	120
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(6,251)	—	(6,251)
3-month USD-LIBOR	2.514%	9/25/2030		223,000	670	—	670
3-month USD-LIBOR	1.87%	8/18/2031		57,000	3,379	—	3,379
3.4275%	3-month USD-LIBOR	4/11/2034		500	64	—	64
2.523%	3-month USD-LIBOR	12/8/2035		5,000	6	—	6
2.432%	3-month USD-LIBOR	9/21/2037		2,000	(31)	—	(31)
3-month USD-LIBOR	2.943%	7/17/2045		40,000	(3,359)	—	(3,359)
3-month USD-LIBOR	2.6995%	9/2/2045		40,000	(1,350)	—	(1,350)
3-month USD-LIBOR	2.7055%	9/2/2045		50,000	(1,750)	—	(1,750)
3-month USD-LIBOR	2.6785%	9/4/2045		60,000	(1,764)	—	(1,764)
3-month USD-LIBOR	2.516%	10/20/2045		42,000	188	—	188
3-month USD-LIBOR	2.525%	10/20/2045		28,000	72	—	72
3-month USD-LIBOR	2.5315%	10/26/2045		40,000	48	—	48
3-month USD-LIBOR	2.57082%	11/6/2045		123,000	(867)	—	(867)
3-month USD-LIBOR	2.57067%	11/9/2045		13,200	(93)	—	(93)
3-month USD-LIBOR	2.6485%	11/16/2045		13,050	(305)	—	(305)
3-month USD-LIBOR	2.59125%	12/16/2045		45,000	(505)	—	(505)
3-month USD-LIBOR	2.4095%	1/14/2046		15,000	403	—	403
2.5445%	3-month USD-LIBOR	12/6/2046		45,000	83	—	83
2.542%	3-month USD-LIBOR	12/6/2046		17,000	22	—	22
2.6625%	3-month USD-LIBOR	1/27/2047		35,000	954	—	954

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
2.664%	3-month USD-LIBOR	2/2/2047	$56,000	$1,543	$ —	$ 1,543
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	778	—	778
3-month USD-LIBOR	2.798%	3/15/2047	8,000	(453)	—	(453)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(2,343)	—	(2,343)
3-month USD-LIBOR	2.601%	4/6/2047	23,300	(325)	—	(325)
3-month USD-LIBOR	2.609%	4/6/2047	23,200	(363)	—	(363)
3-month USD-LIBOR	2.4885%	4/19/2047	21,000	215	—	215
3-month USD-LIBOR	2.4965%	4/19/2047	21,000	179	—	179
3-month USD-LIBOR	2.409%	4/20/2047	21,000	577	—	577
3-month USD-LIBOR	2.4615%	4/20/2047	24,000	386	—	386
2.634%	3-month USD-LIBOR	7/11/2047	75,000	1,600	—	1,600
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(17)	—	(17)
3-month USD-LIBOR	2.5282%	8/4/2047	99,000	154	—	154
3-month USD-LIBOR	2.5015%	8/17/2047	20,400	148	—	148
3-month USD-LIBOR	2.5095%	8/17/2047	19,600	108	—	108
3-month USD-LIBOR	2.4425%	9/19/2047	24,500	501	—	501
3-month USD-LIBOR	2.441%	9/19/2047	6,000	125	—	125
3-month USD-LIBOR	2.4675%	9/22/2047	21,000	317	—	317
2.53563%	3-month USD-LIBOR	10/3/2047	73,000	(15)	—	(15)
3-month USD-LIBOR	2.537%	10/4/2047	19,500	(2)	—	(2)
3-month USD-LIBOR	2.56315%	10/6/2047	55,000	(325)	—	(325)
3-month USD-LIBOR	2.495%	10/17/2047	31,100	276	—	276
3-month USD-LIBOR	2.4975%	10/17/2047	31,100	259	—	259
U.S. EFFR	2.166%	10/23/2047	55,000	(152)	—	(152)
2.60%	3-month USD-LIBOR	11/3/2047	23,500	335	—	335
U.S. EFFR	2.172%	11/8/2047	30,000	(123)	—	(123)
U.S. EFFR	2.145%	11/9/2047	33,500	63	—	63
U.S. EFFR	2.153%	11/10/2047	33,500	3	—	3
U.S. EFFR	2.155%	11/10/2047	18,850	(7)	—	(7)
U.S. EFFR	2.17%	11/13/2047	34,150	(125)	—	(125)
2.5735%	3-month USD-LIBOR	12/21/2047	33,500	277	—	277
3-month USD-LIBOR	2.57553%	12/29/2047	66,000	(586)	—	(586)
					$ —	$ 41,572

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$43,650	$(2,867)	$(1,134)	$(1,733)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	648,800	(53,558)	(51,779)	(1,779)
					$(52,913)	$(3,512)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $276,478,000, which represented .74% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

The Bond Fund of America	13

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

GBP = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PLN = Polish zloty

SEK/SKr = Swedish kronor

SGD = Singapore dollars

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

See Notes to Financial Statements

14	The Bond Fund of America

Financial statements

Statement of assets and liabilities
at December 31, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $39,474,570)		$39,583,327
Cash		25,423
Cash denominated in currencies other than U.S. dollars (cost: $23,661)		23,867
Unrealized appreciation on open forward currency contracts		6,467
Receivables for:
Sales of investments	$1,457,583
Sales of fund’s shares	105,850
Closed forward currency contracts	1,782
Variation margin on futures contracts	12,637
Variation margin on swap contracts	11,909
Dividends and interest	193,996
Other	1,038	1,784,795
		41,423,879
Liabilities:
Unrealized depreciation on open forward currency contracts		8,386
Payables for:
Purchases of investments	3,791,762
Repurchases of fund’s shares	46,708
Dividends on fund’s shares	1,671
Closed forward currency contracts	86
Investment advisory services	5,791
Services provided by related parties	8,528
Trustees’ deferred compensation	808
Variation margin on futures contracts	3,185
Variation margin on swap contracts	16,287
Other	771	3,875,597
Net assets at December 31, 2017		$37,539,896

Net assets consist of:
Capital paid in on shares of beneficial interest		$37,461,840
Undistributed net investment income		8,243
Accumulated net realized loss		(33,106)
Net unrealized appreciation		102,919
Net assets at December 31, 2017		$37,539,896

See Notes to Financial Statements

The Bond Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,911,702 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$19,939,362	1,546,554	$12.89
Class C	1,041,241	80,762	12.89
Class T	10	1	12.89
Class F-1	801,299	62,151	12.89
Class F-2	4,066,549	315,413	12.89
Class F-3	2,061,540	159,899	12.89
Class 529-A	1,021,610	79,239	12.89
Class 529-C	231,805	17,979	12.89
Class 529-E	47,079	3,652	12.89
Class 529-T	10	1	12.89
Class 529-F-1	87,559	6,791	12.89
Class R-1	33,638	2,609	12.89
Class R-2	455,902	35,361	12.89
Class R-2E	20,123	1,561	12.89
Class R-3	622,306	48,268	12.89
Class R-4	582,626	45,190	12.89
Class R-5E	76	6	12.89
Class R-5	175,940	13,646	12.89
Class R-6	6,351,221	492,619	12.89

See Notes to Financial Statements

16	The Bond Fund of America

Statement of operations
for the year ended December 31, 2017	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $311)	$865,910
Dividends	357	$866,267
Fees and expenses*:
Investment advisory services	63,814
Distribution services	75,494
Transfer agent services	40,863
Administrative services	9,411
Reports to shareholders	1,816
Registration statement and prospectus	1,858
Trustees’ compensation	332
Auditing and legal	283
Custodian	296
Other	1,174
Total fees and expenses before reimbursement	195,341
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		195,341
Net investment income		670,926

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	71,978
Futures contracts	40,429
Forward currency contracts	96,107
Swap contracts	(63,893)
Currency transactions	10,769	155,390
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $440)	400,044
Futures contracts	(18,062)
Forward currency contracts	(145,958)
Swap contracts	(5,805)
Currency translations	314	230,533
Net realized gain and unrealized appreciation		385,923
Net increase in net assets resulting from operations		$1,056,849

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

The Bond Fund of America	17

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31
	2017	2016
Operations:
Net investment income	$670,926	$548,020
Net realized gain	155,390	216,319
Net unrealized appreciation (depreciation)	230,533	(19,289)
Net increase in net assets resulting from operations	1,056,849	745,050
Dividends paid or accrued to shareholders from net investment income	(646,297)	(514,154)
Net capital share transactions	5,165,256	3,471,685

Total increase in net assets	5,575,808	3,702,581

Net assets:
Beginning of year	31,964,088	28,261,507
End of year (including undistributed net investment income: $8,243 and $2,550, respectively)	$37,539,896	$31,964,088

See Notes to Financial Statements

18	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	19

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

20	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,589,506	$—	$12,589,506
Corporate bonds & notes	—	11,119,003	27,069	11,146,072
Mortgage-backed obligations	—	7,032,679	—	7,032,679
Asset-backed obligations	—	2,545,922	—	2,545,922
Bonds & notes of governments & government agencies outside the U.S.	—	1,050,867	—	1,050,867
Municipals	—	510,648	—	510,648
Preferred securities	—	3,746	—	3,746
Common stocks	—	—	4,052	4,052
Short-term securities	—	4,699,835	—	4,699,835
Total	$—	$39,552,206	$31,121	$39,583,327

The Bond Fund of America	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,911	$—	$—	$4,911
Unrealized appreciation on open forward currency contracts	—	6,467	—	6,467
Unrealized appreciation on interest rate swaps	—	140,369	—	140,369
Liabilities:
Unrealized depreciation on futures contracts	(46,668)	—	—	(46,668)
Unrealized depreciation on open forward currency contracts	—	(8,386)	—	(8,386)
Unrealized depreciation on interest rate swaps	—	(98,797)	—	(98,797)
Unrealized depreciation on credit default swaps	—	(3,512)	—	(3,512)
Total	$(41,757)	$36,141	$—	$(5,616)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal

22	The Bond Fund of America

agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Bond Fund of America	23

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $17,357,374,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,065,189,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

24	The Bond Fund of America

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $85,497,841,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $600,392,000.

The Bond Fund of America	25

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2017 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$4,911	Net unrealized depreciation*	$46,668
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,467	Unrealized depreciation on open forward currency contracts	8,386
Forward currency	Currency	Receivables for closed forward currency contracts	1,782	Payables for closed forward currency contracts	86
Swaps	Interest	Net unrealized appreciation*	140,369	Net unrealized depreciation*	98,797
Swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	3,512
			$153,529		$157,449

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$40,429	Net unrealized depreciation on futures contracts	$(18,062)
Forward currency	Currency	Net realized gain on forward currency contracts	96,107	Net unrealized depreciation on forward currency contracts	(145,958)
Swaps	Interest	Net realized loss on swap contracts	(10,644)	Net unrealized depreciation on swap contracts	(19,653)
Swaps	Credit	Net realized loss on swap contracts	(53,249)	Net unrealized appreciation on swap contracts	13,848
			$72,643		$(169,825)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets as collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,960	$(1,588)	$—	$(372)	$—
Citibank	1,894	(1,662)	—	(232)	—
Goldman Sachs	1,451	(1,358)	—	(93)	—
HSBC Bank	759	(759)	—	—	—
JPMorgan Chase	2,185	(2,185)	—	—	—
Total	$8,249	$(7,552)	$—	$(697)	$—
Liabilities:
Bank of America, N.A.	$1,588	$(1,588)	$—	$—	$—
Bank of New York Mellon	3	—	—	—	3
Barclays Bank PLC	399	—	(350)	—	49
Citibank	1,662	(1,662)	—	—	—
Goldman Sachs	1,358	(1,358)	—	—	—
HSBC Bank	840	(759)	—	—	81
JPMorgan Chase	2,292	(2,185)	—	—	107
UBS AG	330	—	—	—	330
Total	$8,472	$(7,552)	$(350)	$—	$570

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2017, the fund reclassified $18,930,000 from undistributed net investment income to accumulated net realized loss, $6,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $1,155,847,000 from capital paid in on shares of beneficial interest to accumulated net realized loss to align financial reporting with tax reporting. In addition, $1,155,847,000 of capital loss carryforward expired and the fund utilized capital loss carryforward of $126,971,000.

The Bond Fund of America	27

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$3,293
Post-October capital loss deferral*	(28,919)
Gross unrealized appreciation on investments	580,589
Gross unrealized depreciation on investments	(446,510)
Net unrealized appreciation on investments	134,079
Cost of investments	39,496,544

*	This deferral is considered incurred in the subsequent year.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2017		2016
Class A	$359,082		$331,377
Class B1	28		436
Class C	12,006		12,115
Class T2	—	[3]
Class F-1	13,960		12,250
Class F-2	75,031		42,281
Class F-3[4]	23,564
Class 529-A	16,509		14,899
Class 529-B1	2		33
Class 529-C	3,098		2,833
Class 529-E	742		681
Class 529-T2	—	[3]
Class 529-F-1	1,625		1,403
Class R-1	392		419
Class R-2	5,194		5,073
Class R-2E	213		77
Class R-3	9,846		9,355
Class R-4	10,615		9,284
Class R-5E	5		—	[3]
Class R-5	3,531		3,606
Class R-6	110,854		68,032
Total	$646,297		$514,154

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2017, the investment advisory services fee was $63,814,000, which was equivalent to an annualized rate of 0.185% of average daily net assets.

28	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	29

For the year ended December 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$48,026	$28,858		$1,952		Not applicable
Class B1	28	6		Not applicable		Not applicable
Class C	11,442	1,735		575		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	1,940	1,185		389		Not applicable
Class F-2	Not applicable	3,619		1,789		Not applicable
Class F-3[4]	Not applicable	119		542		Not applicable
Class 529-A	2,138	1,226		468		$634
Class 529-B1	2	1		—	[3]	—	[3]
Class 529-C	3,056	440		155		211
Class 529-E	235	32		24		32
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	108		41		56
Class R-1	366	45		18		Not applicable
Class R-2	3,548	1,757		240		Not applicable
Class R-2E	92	32		8		Not applicable
Class R-3	3,184	1,019		320		Not applicable
Class R-4	1,437	589		288		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	89		82		Not applicable
Class R-6	Not applicable	3		2,520		Not applicable
Total class-specific expenses	$75,494	$40,863		$9,411		$933

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $332,000 in the fund’s statement of operations reflects $213,000 in current fees (either paid in cash or deferred) and a net increase of $119,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2017.

30	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$3,716,191	288,226	$350,810		27,195		$(3,817,190)	(296,487)	$249,811	18,934
Class B2	53	4	26		2		(19,802)	(1,552)	(19,723)	(1,546)
Class C	173,719	13,478	11,711		908		(436,937)	(33,941)	(251,507)	(19,555)
Class T3	10	1	—		—		—	—	10	1
Class F-1	266,481	20,691	13,521		1,048		(246,242)	(19,110)	33,760	2,629
Class F-2	2,635,024	204,559	73,033		5,662		(2,022,552)	(157,148)	685,505	53,073
Class F-3[4]	2,231,558	172,971	23,417		1,810		(192,573)	(14,882)	2,062,402	159,899
Class 529-A	250,511	19,420	16,431		1,274		(174,285)	(13,518)	92,657	7,176
Class 529-B2	14	1	2		1		(1,626)	(128)	(1,610)	(126)
Class 529-C	51,749	4,013	3,067		238		(148,883)	(11,547)	(94,067)	(7,296)
Class 529-E	8,360	648	738		58		(10,231)	(794)	(1,133)	(88)
Class 529-T3	10	1	—	[5]	—	[5]	—	—	10	1
Class 529-F-1	24,785	1,922	1,618		125		(17,124)	(1,327)	9,279	720
Class R-1	6,390	496	388		30		(15,931)	(1,239)	(9,153)	(713)
Class R-2	121,010	9,397	5,126		397		(191,166)	(14,860)	(65,030)	(5,066)
Class R-2E	14,238	1,106	213		17		(3,740)	(290)	10,711	833
Class R-3	180,646	14,035	9,776		758		(227,907)	(17,700)	(37,485)	(2,907)
Class R-4	185,073	14,364	10,558		818		(176,479)	(13,699)	19,152	1,483
Class R-5E	559	44	4		—	[5]	(505)	(39)	58	5
Class R-5	65,279	5,069	3,498		271		(43,739)	(3,395)	25,038	1,945
Class R-6	3,060,072	237,069	110,791		8,583		(714,292)	(55,567)	2,456,571	190,085
Total net increase (decrease)	$12,991,732	1,007,515	$634,728		49,195		$(8,461,204)	(657,223)	$5,165,256	399,487

Year ended December 31, 2016

Class A	$3,951,151	305,755	$322,470		24,958		$(3,596,110)	(278,510)	$677,511	52,203
Class B	2,346	182	426		33		(67,889)	(5,259)	(65,117)	(5,044)
Class C	299,015	23,154	11,733		909		(410,436)	(31,798)	(99,688)	(7,735)
Class F-1	265,974	20,611	11,850		917		(199,852)	(15,485)	77,972	6,043
Class F-2	2,487,608	191,937	41,181		3,190		(692,695)	(53,585)	1,836,094	141,542
Class 529-A	156,763	12,132	14,850		1,150		(161,563)	(12,512)	10,050	770
Class 529-B	441	34	33		2		(6,302)	(488)	(5,828)	(452)
Class 529-C	58,197	4,506	2,819		218		(79,881)	(6,190)	(18,865)	(1,466)
Class 529-E	7,869	608	678		53		(9,195)	(712)	(648)	(51)
Class 529-F-1	21,542	1,671	1,394		108		(17,920)	(1,391)	5,016	388
Class R-1	9,616	746	416		32		(15,151)	(1,173)	(5,119)	(395)
Class R-2	141,658	10,987	5,019		389		(183,298)	(14,209)	(36,621)	(2,833)
Class R-2E	9,530	736	77		6		(1,607)	(125)	8,000	617
Class R-3	200,062	15,507	9,283		719		(227,210)	(17,608)	(17,865)	(1,382)
Class R-4	160,132	12,401	9,254		716		(129,996)	(10,073)	39,390	3,044
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	62,293	4,830	3,478		269		(126,576)	(9,737)	(60,805)	(4,638)
Class R-6	1,232,208	95,329	68,034		5,264		(172,034)	(13,261)	1,128,208	87,332
Total net increase (decrease)	$9,066,405	701,126	$502,995		38,933		$(6,097,715)	(472,116)	$3,471,685	267,943

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $91,976,154,000 and $88,558,414,000, respectively, during the year ended December 31, 2017.

The Bond Fund of America	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2017	$12.72	$.25	$.16	$.41	$(.24)	$12.89	3.21%	$19,939		.60%		.60%		1.91%
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.74	19,437		.61		.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580		.60		.60		1.81
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691		.62		.62		2.11
12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895		.61		.61		2.10
Class C:
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502		1.41		1.41		1.33
12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680		1.41		1.41		1.29
Class T:
12/31/2017[4,5]	12.81	.20	.07	.27	(.19)	12.89	2.15 [6,7]	—	[8]	.38	[7,9]	.38	[7,9]	2.15	[7,9]
Class F-1:
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.71	757		.64		.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673		.63		.63		1.78
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653		.62		.62		2.15
12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961		.64		.64		2.06
Class F-2:
12/31/2017	12.72	.28	.16	.44	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338		.36		.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521		.37		.37		2.05
12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303		.35		.35		2.27
12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467		.37		.37		2.36
Class F-3:
12/31/2017[4,10]	12.74	.27	.14	.41	(.26)	12.89	3.25 [6]	2,061		.26	[9]	.26	[9]	2.29	[9]
Class 529-A:
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917		.69		.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898		.70		.70		1.71
12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939		.71		.71		2.02
12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947		.70		.70		2.01

32	The Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2017	$12.72	$.14	$.16	$.30	$(.13)	$12.89	2.35%	$232		1.44%		1.44%		1.07%
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337		1.46		1.46		.95
12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.47		1.26
12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388		1.48		1.48		1.24
Class 529-E:
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48		.90		.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51		.93		.93		1.80
12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52		.93		.93		1.79
Class 529-T:
12/31/2017[4,5]	12.81	.20	.07	.27	(.19)	12.89	2.10 [6,7]	—	[8]	.45	[7,9]	.45	[7,9]	2.08	[7,9]
Class 529-F-1:
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77		.46		.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71		.47		.47		1.94
12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66		.48		.48		2.24
12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62		.48		.48		2.24
Class R-1:
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42		1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.36		1.05
12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.36		1.37
12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58		1.37		1.37		1.34
Class R-2:
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.98	514		1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.34		1.07
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.39		1.34
12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636		1.35		1.35		1.37
Class R-2E:
12/31/2017	12.72	.19	.16	.35	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9		1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1		.96		.96		1.41
12/31/2014[4,11]	12.82	.07	.01	.08	(.09)	12.81	.63 [6,7]	—	[8]	.25	[6,7]	.25	[6,7]	.52	[6,7]

See end of table for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2017	$12.72	$.21	$.16	$.37	$(.20)	$12.89	2.90%	$622		.91%		.91%		1.61%
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651		.91		.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731		.93		.93		1.80
12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748		.92		.92		1.79
Class R-4:
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.75	556		.60		.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512		.59		.59		1.82
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480		.61		.61		2.12
12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484		.60		.60		2.11
Class R-5E:
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.39	—	[8]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—	[8]	.47		.47		1.91
12/31/2015[4,12]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[6]	—	[8]	.05	[6]	.05	[6]	.22	[6]
Class R-5:
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.05	149		.31		.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206		.30		.30		2.11
12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207		.31		.31		2.43
12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226		.31		.31		2.41
Class R-6:
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849		.25		.25		2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710		.25		.25		2.16
12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132		.26		.26		2.42
12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128		.26		.26		2.51

	Year ended December 31
Portfolio turnover rate for all share classes[13]	2017	2016	2015	2014	2013
Excluding mortgage dollar roll transactions	170%	168%	151%	136%	Not available
Including mortgage dollar roll transactions	379%	363%	401%	348%	419%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Class T and 529-T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

34	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 9, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2017, through December 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	7/1/2017	12/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$1,007.01	$3.04	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,003.01	7.02	1.39
Class C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class T – actual return	1,000.00	1,008.02	1.92	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,006.77	3.29	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,008.32	1.72	.34
Class F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-3 – actual return	1,000.00	1,008.73	1.32	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,006.63	3.44	.68
Class 529-A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-C – actual return	1,000.00	1,002.75	7.27	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-E – actual return	1,000.00	1,005.61	4.40	.87
Class 529-E – assumed 5% return	1,000.00	1,020.82	4.43	.87
Class 529-T – actual return	1,000.00	1,007.70	2.28	.45
Class 529-T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,007.78	2.28	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-1 – actual return	1,000.00	1,003.11	6.92	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	1,003.22	6.82	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2E – actual return	1,000.00	1,004.72	5.31	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-3 – actual return	1,000.00	1,005.47	4.55	.90
Class R-3 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 – actual return	1,000.00	1,007.01	3.04	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,007.74	2.23	.44
Class R-5E – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-5 – actual return	1,000.00	1,008.53	1.52	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,008.78	1.27	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	37

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2017:

Qualified dividend income	$3,283,000
Corporate dividends received deduction	$2,203,000
U.S. government income that may be exempt from state taxation	$162,263,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

38	The Bond Fund of America

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The Bond Fund of America	39

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40	The Bond Fund of America

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The Bond Fund of America	41

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42	The Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	77	None
Leonard R. Fuller, 1946	1994	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2005	Private investor	80	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2009	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time, Pomona College; former distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustee4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board and President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies,Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 44 for footnotes.

The Bond Fund of America	43

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David J. Betanzos, 1974 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Director, The Capital Group Companies, Inc.[6]
David S. Lee, 1972 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
Partner — Capital Fixed Income Investors, Capital Research and Management Company;
		Chairman of the Board, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Pramod Atluri, 1976 Vice President	2017	Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

44	The Bond Fund of America

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius, LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2017, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$177,000
2017	$250,000

b) Audit-Related Fees:
2016	$9,000
2017	$9,000

c) Tax Fees:
2016	$8,000
2017	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,098,000
2017	$1,429,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	None
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,262,000 for fiscal year 2016 and $1,533,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

December 31, 2017

Bonds, notes & other debt instruments 92.90% U.S. Treasury bonds & notes 33.54% U.S. Treasury 29.74%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2018	$175,000	$174,290
U.S. Treasury 1.125% 2019	3,650	3,623
U.S. Treasury 1.50% 2019	112,680	111,942
U.S. Treasury 1.875% 2019	4,261	4,260
U.S. Treasury 1.375% 2020	681	670
U.S. Treasury 1.50% 2020	120,500	119,399
U.S. Treasury 1.50% 2020	59,650	59,073
U.S. Treasury 1.50% 2020	37,610	37,252
U.S. Treasury 1.625% 20201	237,000	235,182
U.S. Treasury 1.625% 2020	95,770	94,933
U.S. Treasury 1.75% 2020	165,290	164,138
U.S. Treasury 1.75% 2020	99,480	98,920
U.S. Treasury 1.875% 2020	42,120	42,005
U.S. Treasury 2.00% 2020	110,240	110,333
U.S. Treasury 1.125% 2021	169,650	163,912
U.S. Treasury 1.25% 2021	4,800	4,651
U.S. Treasury 1.375% 20211	133,000	130,476
U.S. Treasury 1.375% 2021	37,369	36,567
U.S. Treasury 1.75% 2021	61,178	60,334
U.S. Treasury 2.00% 2021	127,120	126,711
U.S. Treasury 2.00% 2021	80,000	79,881
U.S. Treasury 2.00% 2021	60,250	60,019
U.S. Treasury 2.125% 2021	93,000	93,044
U.S. Treasury 2.125% 2021	21,100	21,123
U.S. Treasury 2.25% 2021	74,693	75,150
U.S. Treasury 2.25% 20211	65,000	65,442
U.S. Treasury 3.625% 2021	200	210
U.S. Treasury 1.75% 2022	198,200	194,747
U.S. Treasury 1.75% 2022	60,000	59,090
U.S. Treasury 1.75% 2022	23,000	22,588
U.S. Treasury 1.875% 2022	627,500	620,070
U.S. Treasury 1.875% 2022	156,875	154,614
U.S. Treasury 1.875% 2022	147,000	145,340
U.S. Treasury 1.875% 2022	90,000	88,790
U.S. Treasury 2.00% 2022	509,550	505,193
U.S. Treasury 2.00% 2022	461,155	457,028
U.S. Treasury 2.125% 2022	474,492	472,656
U.S. Treasury 2.125% 2022	85,340	85,190
U.S. Treasury 1.50% 20231	417,860	403,268
U.S. Treasury 1.625% 2023	66,715	64,635
U.S. Treasury 2.125% 2023	123,763	122,771
U.S. Treasury 2.50% 2023	26,735	27,107
U.S. Treasury 2.00% 2024	408,690	401,109
U.S. Treasury 2.00% 2024	271,448	266,274
U.S. Treasury 2.00% 2024	95,000	93,297
U.S. Treasury 2.125% 2024	696,950	688,238

The Bond Fund of America — Page 1 of 43

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2024	$282,435	$279,125
U.S. Treasury 2.125% 2024	203,595	200,930
U.S. Treasury 2.25% 2024	294,564	293,068
U.S. Treasury 2.25% 2024	172,750	171,886
U.S. Treasury 2.25% 2024	55,825	55,707
U.S. Treasury 2.25% 2024	52,000	51,762
U.S. Treasury 2.50% 2024	134,000	135,529
U.S. Treasury 2.00% 2025	37,410	36,574
U.S. Treasury 2.125% 2025	61,750	60,825
U.S. Treasury 1.625% 2026	32,158	30,392
U.S. Treasury 2.00% 2026	41,600	40,290
U.S. Treasury 2.25% 2027	861,891	850,177
U.S. Treasury 2.25% 2027	150,719	148,702
U.S. Treasury 2.25% 2027	120,000	118,535
U.S. Treasury 2.375% 2027	180,613	180,236
U.S. Treasury 4.50% 2036	7,000	9,016
U.S. Treasury 3.125% 2041	5,000	5,378
U.S. Treasury 2.875% 2043	3,750	3,858
U.S. Treasury 3.00% 2045	14,850	15,601
U.S. Treasury 2.25% 2046	67,500	60,898
U.S. Treasury 2.50% 2046	256,875	244,553
U.S. Treasury 2.50% 2046	22,000	20,936
U.S. Treasury 2.875% 2046	19,354	19,859
U.S. Treasury 2.75% 2047	799,133	800,691
U.S. Treasury 2.75% 2047	110,981	111,137
U.S. Treasury 3.00% 2047	150,866	158,645
U.S. Treasury 3.00% 2047	13,950	14,671
		11,164,526
U.S. Treasury inflation-protected securities 3.80%
U.S. Treasury Inflation-Protected Security 0.625% 20242	130,055	132,312
U.S. Treasury Inflation-Protected Security 0.25% 20252	77,845	77,153
U.S. Treasury Inflation-Protected Security 0.125% 20262	224,331	219,230
U.S. Treasury Inflation-Protected Security 0.625% 20262	49,995	50,791
U.S. Treasury Inflation-Protected Security 0.375% 20272	424,923	422,733
U.S. Treasury Inflation-Protected Security 0.375% 20272	87,715	87,093
U.S. Treasury Inflation-Protected Security 1.75% 20282	4,945	5,557
U.S. Treasury Inflation-Protected Security 2.125% 20412	13,877	18,196
U.S. Treasury Inflation-Protected Security 0.75% 20422	186,940	188,826
U.S. Treasury Inflation-Protected Security 0.625% 20432	65,874	64,506
U.S. Treasury Inflation-Protected Security 1.00% 20462	13,013	13,900
U.S. Treasury Inflation-Protected Security 0.875% 20472	139,226	144,683
		1,424,980
Total U.S. Treasury bonds & notes		12,589,506
Corporate bonds & notes 29.69% Financials 6.52%
ACE INA Holdings Inc. 2.30% 2020	16,425	16,404
ACE INA Holdings Inc. 2.875% 2022	4,055	4,112
ACE INA Holdings Inc. 3.35% 2026	1,785	1,823
ACE INA Holdings Inc. 4.35% 2045	2,065	2,335
Ally Financial Inc. 4.25% 2021	23,000	23,633
Ally Financial Inc. 5.125% 2024	20,000	21,675

The Bond Fund of America — Page 2 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$28,195	$36,794
Ally Financial Inc. 8.00% 2031	13,810	17,988
American Express Co. 1.55% 2018	3,000	2,997
American Express Co. 2.20% 2020	2,000	1,985
American Express Co. 3.00% 2024	41,750	41,735
American International Group, Inc. 3.90% 2026	3,625	3,765
American International Group, Inc. 4.80% 2045	1,150	1,294
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,958
AXA SA 8.60% 2030	6,715	9,678
Banco Nacional de Comercio Exterior SNC 3.80% 20263	1,850	1,857
Banco Santander, SA 2.70% 2019	7,500	7,518
Banco Santander, SA 3.70% 20223	36,500	36,970
Banco Santander, SA 4.40% 20273	4,575	4,686
Bank of America Corp. 2.328% 2021	6,650	6,633
Bank of America Corp. 2.625% 2021	12,000	12,066
Bank of America Corp. 2.816% 2023	65,975	65,880
Bank of America Corp. 3.004% 20233	11,395	11,431
Bank of America Corp. 3.124% 2023	57,000	57,847
Bank of America Corp. 3.593% 2028	8,185	8,327
Bank of America Corp. 3.824% 2028	5,756	5,959
Barclays Bank PLC 3.65% 2025	1,190	1,191
Barclays Bank PLC 4.375% 2026	14,950	15,585
BB&T Corp. 2.45% 2020	13,500	13,548
BBVA Bancomer SA 6.50% 20213	1,000	1,091
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,214
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,012
BPCE SA group 5.70% 20233	25,976	28,821
BPCE SA group 5.15% 20243	24,598	26,704
BPCE SA group 4.50% 20253	7,795	8,158
Capital One Financial Corp. 1.85% 2019	6,000	5,944
Capital One Financial Corp. 2.40% 2020	17,400	17,304
Capital One Financial Corp. 2.50% 2020	58,900	58,856
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20193,4,5,6,7	3,904	3,904
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20193,4,5,6,7	1,762	1,762
CBOE Holdings, Inc. 1.95% 2019	3,325	3,305
Charles Schwab Corp. 2.20% 2018	1,390	1,392
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	11,475	11,715
Citigroup Inc. 2.05% 2019	13,500	13,464
Citigroup Inc. 8.50% 2019	5,695	6,171
Citigroup Inc. 2.35% 2021	16,500	16,332
Citigroup Inc. 2.70% 2021	13,500	13,546
Citigroup Inc. 2.90% 2021	36,000	36,266
Citigroup Inc. 2.75% 2022	30,300	30,265
Citigroup Inc. 2.876% 2023	33,232	33,096
Citigroup Inc. 3.20% 2026	5,452	5,414
CNA Financial Corp. 3.95% 2024	6,705	6,986
Crédit Agricole SA 3.375% 20223	17,850	18,143
Crédit Agricole SA 3.25% 20243	16,500	16,410
Crédit Agricole SA 4.375% 20253	6,030	6,309
Credit Suisse Group AG 3.45% 2021	11,250	11,521
Credit Suisse Group AG 3.80% 2022	15,903	16,420
Credit Suisse Group AG 2.997% 20233	14,250	14,097
Credit Suisse Group AG 3.574% 20233	11,000	11,193
Credit Suisse Group AG 3.80% 2023	17,775	18,351

The Bond Fund of America — Page 3 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.75% 2025	$7,600	$7,765
Credit Suisse Group AG 4.55% 2026	11,000	11,795
Danske Bank AS 2.00% 20213	13,010	12,727
Danske Bank AS 2.70% 20223	15,985	16,009
Deutsche Bank AG 2.50% 2019	10,000	9,998
Deutsche Bank AG 2.85% 2019	25,500	25,591
Deutsche Bank AG 2.70% 2020	13,000	12,943
Discover Financial Services 2.00% 2018	5,200	5,201
Discover Financial Services 10.25% 2019	3,150	3,479
DNB ASA 2.375% 20213	27,000	26,840
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,245
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,080
Goldman Sachs Group, Inc. 2.905% 2023	148,984	148,081
Goldman Sachs Group, Inc. 3.077% 20237	1,239	1,291
HSBC Bank PLC 1.50% 20183	12,650	12,632
HSBC Holdings PLC 4.125% 20203	9,453	9,857
HSBC Holdings PLC 2.65% 2022	11,000	10,932
HSBC Holdings PLC 3.033% 2023	5,975	5,990
HSBC Holdings PLC 3.262% 2023	15,000	15,216
HSBC Holdings PLC 4.041% 2028	7,920	8,261
HSBK (Europe) BV 7.25% 20213	3,710	4,088
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,095
Intesa Sanpaolo SpA 3.125% 20223	17,025	16,918
Intesa Sanpaolo SpA 5.017% 20243	117,690	120,647
Intesa Sanpaolo SpA 5.71% 20263	24,775	26,136
Intesa Sanpaolo SpA 3.875% 20273	6,700	6,708
JPMorgan Chase & Co. 2.25% 2020	14,000	13,994
JPMorgan Chase & Co. 2.55% 2020	14,230	14,276
JPMorgan Chase & Co. 2.40% 2021	17,500	17,413
JPMorgan Chase & Co. 2.55% 2021	26,400	26,423
JPMorgan Chase & Co. 2.70% 2023	20,975	20,850
JPMorgan Chase & Co. 2.776% 2023	15,200	15,222
JPMorgan Chase & Co. 2.225% 20257	14,048	14,116
JPMorgan Chase & Co. 3.54% 2028	6,625	6,746
Keybank National Association 2.50% 2019	13,500	13,542
Leucadia National Corp. 5.50% 2023	4,695	5,058
Lloyds Banking Group PLC 2.907% 2023	66,150	65,648
Lloyds Banking Group PLC 4.582% 2025	5,143	5,400
Lloyds Banking Group PLC 3.75% 2027	2,560	2,604
MetLife Global Funding I 1.75% 20183	6,550	6,537
MetLife Global Funding I 3.45% 20263	2,315	2,381
MetLife, Inc. 2.30% 20193	1,345	1,347
MetLife, Inc. 2.00% 20203	8,185	8,125
MetLife, Inc. 2.05% 20203	3,250	3,227
MetLife, Inc. 2.50% 20203	7,500	7,519
MetLife, Inc. 1.95% 20213	8,000	7,840
MetLife, Inc. 3.60% 2024	6,190	6,480
MetLife, Inc. 3.00% 20273	2,500	2,479
MetLife, Inc. 4.60% 2046	800	914
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,261
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	27,500	27,254
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,892
Morgan Stanley 2.125% 2018	3,370	3,370
Morgan Stanley 2.50% 2021	51,900	51,833

The Bond Fund of America — Page 4 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.625% 2021	$22,000	$21,909
Morgan Stanley 2.75% 2022	15,500	15,451
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 20247	15,000	15,327
Morgan Stanley 3.125% 2026	8,910	8,796
Morgan Stanley 3.625% 2027	6,607	6,768
National Australia Bank Ltd. 2.50% 2022	15,500	15,387
New York Life Global Funding 1.50% 20193	3,360	3,316
New York Life Global Funding 2.10% 20193	13,000	13,019
New York Life Global Funding 1.95% 20203	3,625	3,588
New York Life Global Funding 1.95% 20203	2,190	2,176
New York Life Global Funding 1.70% 20213	38,165	37,079
PNC Bank 2.40% 2019	22,433	22,469
PNC Bank 2.30% 2020	12,500	12,491
PNC Bank 2.60% 2020	1,775	1,787
PRICOA Global Funding I 2.45% 20223	3,675	3,644
Prudential Financial, Inc. 3.50% 2024	4,900	5,096
Prudential Financial, Inc. 5.625% 2043	1,950	2,114
Rabobank Nederland 2.25% 2019	13,000	13,015
Rabobank Nederland 2.50% 2021	8,500	8,542
Rabobank Nederland 4.375% 2025	5,945	6,284
Royal Bank of Canada 2.125% 2020	8,500	8,477
Royal Bank of Scotland PLC 3.498% 2023	26,500	26,581
Santander Holdings USA, Inc. 3.40% 20233	25,000	24,928
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,175
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,337
Sovereign Bancorp, Inc. 8.75% 2018	1,880	1,930
Starwood Property Trust, Inc. 4.75% 20253	8,500	8,458
Sumitomo Mitsui Banking Corp. 2.784% 2022	11,500	11,440
Svenska Handelsbanken AB 1.875% 2021	8,920	8,719
Toronto-Dominion Bank 1.90% 2019	7,500	7,458
Travelers Companies, Inc. 4.00% 2047	2,250	2,400
UBS Group AG 2.95% 20203	13,500	13,649
UBS Group AG 2.859% 20233	6,700	6,630
UBS Group AG 4.125% 20253	8,200	8,612
UniCredit SPA 3.75% 20223	14,975	15,250
UniCredit SPA 4.625% 20273	19,850	20,978
UniCredit SPA 5.861% 20323	40,720	43,469
Unum Group 5.625% 2020	345	372
Unum Group 3.00% 2021	2,085	2,101
US Bancorp. 2.05% 2020	15,000	14,897
US Bancorp. 3.15% 2027	9,000	9,025
VEB Finance Ltd. 6.902% 20203	9,100	9,843
VEB Finance Ltd. 6.80% 20253	500	571
Wells Fargo & Co. 2.55% 2020	5,655	5,680
Wells Fargo & Co. 2.10% 2021	40,600	39,936
Wells Fargo & Co. 2.50% 2021	13,500	13,499
Wells Fargo & Co. 2.625% 2022	24,500	24,381
Wells Fargo & Co. 3.069% 2023	15,000	15,119
Wells Fargo & Co. 3.584% 2028	25,185	25,698
		2,447,987

The Bond Fund of America — Page 5 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 5.11%	Principal amount (000)	Value (000)
Abbott Laboratories 2.80% 2020	$9,405	$9,474
Abbott Laboratories 2.90% 2021	99,166	100,393
Abbott Laboratories 3.40% 2023	11,115	11,320
Abbott Laboratories 3.75% 2026	55,930	57,523
Abbott Laboratories 4.90% 2046	3,065	3,525
AbbVie Inc. 1.80% 2018	6,400	6,397
AbbVie Inc. 2.50% 2020	18,135	18,200
AbbVie Inc. 2.30% 2021	26,985	26,807
AbbVie Inc. 2.90% 2022	7,110	7,132
AbbVie Inc. 3.20% 2022	2,140	2,175
AbbVie Inc. 2.85% 2023	11,665	11,652
AbbVie Inc. 3.60% 2025	13,500	13,898
AbbVie Inc. 3.20% 2026	37,600	37,547
AbbVie Inc. 4.45% 2046	29,255	31,902
Aetna Inc. 1.70% 2018	22,203	22,170
Allergan PLC 2.35% 2018	14,250	14,262
Allergan PLC 3.00% 2020	30,830	31,121
Allergan PLC 3.45% 2022	38,540	39,191
Allergan PLC 3.80% 2025	29,500	30,071
Allergan PLC 4.75% 2045	1,374	1,467
AmerisourceBergen Corp. 4.30% 2047	6,100	6,142
Amgen Inc. 1.85% 2021	13,235	12,912
Amgen Inc. 2.65% 2022	17,850	17,818
Anthem, Inc. 2.50% 2020	16,950	16,925
Anthem, Inc. 2.95% 2022	22,000	22,031
Anthem, Inc. 3.65% 2027	24,000	24,506
AstraZeneca PLC 2.375% 2022	27,605	27,303
Becton, Dickinson and Co. 2.675% 2019	2,792	2,803
Becton, Dickinson and Co. 2.404% 2020	19,675	19,579
Becton, Dickinson and Co. 2.894% 2022	40,430	40,213
Becton, Dickinson and Co. 3.363% 2024	45,245	45,425
Becton, Dickinson and Co. 3.70% 2027	79,785	80,533
Biogen Inc. 3.625% 2022	5,265	5,462
Boston Scientific Corp. 2.85% 2020	10,015	10,100
Boston Scientific Corp. 3.375% 2022	5,000	5,082
Cardinal Health, Inc. 4.368% 2047	5,750	5,733
Catalent, Inc. 4.875% 20263	3,100	3,119
Centene Corp. 4.75% 2025	11,750	11,985
Concordia Healthcare Corp. 9.00% 20223	2,025	1,742
Concordia Healthcare Corp. 9.50% 20223	5,590	531
Concordia Healthcare Corp. 7.00% 20233	1,400	133
Dignity Health 3.125% 2022	4,100	4,123
EMD Finance LLC 2.40% 20203	37,585	37,521
EMD Finance LLC 2.95% 20223	21,145	21,253
EMD Finance LLC 3.25% 20253	2,760	2,779
Endo International PLC 5.875% 20243	625	636
HCA Inc. 4.75% 2023	6,500	6,711
Humana Inc. 2.50% 2020	16,050	16,048
Johnson & Johnson 2.625% 2025	10,000	9,956
Johnson & Johnson 2.90% 2028	29,700	29,773
Johnson & Johnson 3.50% 2048	9,990	10,237
Kinetic Concepts, Inc. 12.50% 20213	5,955	6,714
Laboratory Corporation of America Holdings 3.60% 2027	3,500	3,515
Laboratory Corporation of America Holdings 4.70% 2045	1,110	1,204

The Bond Fund of America — Page 6 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 3.50% 2025	$2,000	$2,076
Medtronic, Inc. 3.35% 2027	2,000	2,054
Molina Healthcare, Inc. 5.375% 2022	8,798	9,216
Molina Healthcare, Inc. 4.875% 20253	10,115	10,140
Multiplan, Inc. 8.50% 20223,8	6,035	6,276
Mylan Laboratories Inc. 2.50% 2019	10,500	10,492
Mylan Laboratories Inc. 3.15% 2021	14,800	14,893
Pfizer Inc. 7.20% 2039	1,144	1,757
Roche Holdings, Inc. 3.35% 20243	5,700	5,898
Roche Holdings, Inc. 3.00% 20253	2,000	2,016
Roche Holdings, Inc. 2.375% 20273	15,615	14,871
Roche Holdings, Inc. 4.00% 20443	1,100	1,182
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)4,5,6,7,8,9	8,106	7,665
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20184,5,6,7,9	3,447	3,430
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20194,5,6,7,9	2,715	2,701
Shire PLC 1.90% 2019	34,520	34,218
Shire PLC 2.40% 2021	90,772	89,413
Shire PLC 2.875% 2023	60,420	59,466
Shire PLC 3.20% 2026	53,565	52,458
Tenet Healthcare Corp. 4.625% 20243	42,677	41,770
Teva Pharmaceutical Finance Company BV 2.20% 2021	63,890	58,404
Teva Pharmaceutical Finance Company BV 2.80% 2023	209,753	182,856
Teva Pharmaceutical Finance Company BV 3.15% 2026	147,420	121,908
Teva Pharmaceutical Finance Company BV 4.10% 2046	128,887	98,433
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,272
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,253
UnitedHealth Group Inc. 1.90% 2018	7,750	7,754
UnitedHealth Group Inc. 3.75% 2025	5,680	5,991
Valeant Pharmaceuticals International, Inc. 7.50% 20213	3,000	3,064
Valeant Pharmaceuticals International, Inc. 6.50% 20223	1,075	1,131
Valeant Pharmaceuticals International, Inc. 5.875% 20233	5,000	4,644
Valeant Pharmaceuticals International, Inc. 7.00% 20243	2,000	2,145
Valeant Pharmaceuticals International, Inc. 5.50% 20253	6,800	6,953
Valeant Pharmaceuticals International, Inc. 9.00% 20253	3,365	3,515
WellPoint, Inc. 2.30% 2018	6,680	6,695
WellPoint, Inc. 2.25% 2019	18,500	18,471
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,012
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,351
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,022
		1,918,640
Energy 3.79%
Anadarko Petroleum Corp. 4.85% 2021	19,595	20,706
Anadarko Petroleum Corp. 5.55% 2026	21,815	24,510
Anadarko Petroleum Corp. 6.20% 2040	635	772
Anadarko Petroleum Corp. 6.60% 2046	9,060	11,686
Andeavor 4.50% 2048	3,660	3,713
Andeavor Logistics LP 3.50% 2022	16,095	16,080
Andeavor Logistics LP 4.25% 2027	13,810	13,952
Andeavor Logistics LP 5.20% 2047	650	680
APT Pipelines Ltd. 4.20% 20253	1,515	1,575
Baker Hughes, a GE Co. 3.337% 20273	12,125	12,116
Baker Hughes, a GE Co. 4.08% 20473	24,755	25,218
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20223	5,030	5,256

The Bond Fund of America — Page 7 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Boardwalk Pipelines, LP 4.45% 2027	$5,505	$5,610
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,638
Canadian Natural Resources Ltd. 2.95% 2023	5,095	5,077
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,835
Canadian Natural Resources Ltd. 3.85% 2027	23,525	24,051
Canadian Natural Resources Ltd. 4.95% 2047	14,560	16,346
Cenovus Energy Inc. 3.00% 2022	9,115	9,067
Cenovus Energy Inc. 3.80% 2023	8,285	8,377
Cenovus Energy Inc. 4.25% 2027	53,140	53,098
Cenovus Energy Inc. 5.25% 2037	3,139	3,240
Cenovus Energy Inc. 5.40% 2047	32,367	34,160
Cheniere Energy, Inc. 7.00% 2024	17,435	19,876
Cheniere Energy, Inc. 5.125% 2027	9,975	10,343
Chesapeake Energy Corp. 8.00% 20253	4,450	4,500
Chevron Corp. 2.10% 2021	17,000	16,867
Chevron Corp. 2.498% 2022	9,675	9,692
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,505
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,673
DCP Midstream Operating LP 4.95% 2022	1,495	1,560
Devon Energy Corp. 5.00% 2045	3,380	3,782
Diamond Offshore Drilling, Inc. 5.70% 2039	600	489
Diamond Offshore Drilling, Inc. 4.875% 2043	38,200	28,077
Ecopetrol SA 5.875% 2023	1,620	1,794
Ecopetrol SA 5.875% 2045	2,545	2,607
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,054
Enbridge Energy Partners, LP 4.375% 2020	7,875	8,212
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,579
Enbridge Energy Partners, LP 4.20% 2021	600	624
Enbridge Energy Partners, LP 5.875% 2025	32,845	37,250
Enbridge Energy Partners, LP 7.375% 2045	46,465	61,905
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,820	10,964
Enbridge Inc. 4.00% 2023	19,890	20,724
Enbridge Inc. 3.50% 2024	3,965	4,014
Enbridge Inc. 3.70% 2027	8,825	8,877
Energy Transfer Partners, LP 4.15% 2020	3,000	3,100
Energy Transfer Partners, LP 5.875% 2024	1,375	1,451
Energy Transfer Partners, LP 4.75% 2026	12,100	12,571
Energy Transfer Partners, LP 4.00% 2027	18,634	18,303
Energy Transfer Partners, LP 4.20% 2027	4,835	4,818
Energy Transfer Partners, LP 6.125% 2045	29,780	32,425
Energy Transfer Partners, LP 5.30% 2047	54,985	54,797
Energy Transfer Partners, LP 5.40% 2047	32,001	32,403
Energy Transfer Partners, LP 6.625% 2049	26,100	25,399
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,054
EnLink Midstream Partners, LP 4.40% 2024	5,870	6,070
EnLink Midstream Partners, LP 4.15% 2025	17,190	17,392
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,844
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,511
EnLink Midstream Partners, LP 5.45% 2047	4,220	4,472
Ensco PLC 5.20% 2025	1,860	1,590
Ensco PLC 5.75% 2044	720	497
EQT Corp. 2.50% 2020	13,660	13,573
EQT Corp. 3.00% 2022	15,650	15,498
EQT Corp. 3.90% 2027	23,640	23,542

The Bond Fund of America — Page 8 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.222% 2021	$13,500	$13,474
Gazprom OJSC 6.51% 20223	8,350	9,256
Halliburton Co. 3.80% 2025	13,045	13,576
Halliburton Co. 5.00% 2045	4,815	5,546
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,333
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	13,914
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,929
Kinder Morgan Energy Partners, LP 6.55% 2040	750	879
Kinder Morgan Finance Co. 5.05% 2046	16,622	17,303
Kinder Morgan, Inc. 3.15% 2023	1,280	1,273
Kinder Morgan, Inc. 4.30% 2025	1,500	1,564
Kinder Morgan, Inc. 5.30% 2034	5,825	6,227
Kinder Morgan, Inc. 5.55% 2045	9,555	10,486
Marathon Oil Corp. 4.40% 2027	25,155	26,331
MPLX LP 4.125% 2027	1,685	1,729
MPLX LP 5.20% 2047	1,565	1,723
NGL Energy Partners LP 6.875% 2021	2,455	2,516
NGPL PipeCo LLC 4.375% 20223	1,045	1,067
NGPL PipeCo LLC 4.875% 20273	1,230	1,281
Noble Corp. PLC 5.75% 2018	400	402
Noble Corp. PLC 7.70% 2025	2,425	2,049
Noble Corp. PLC 8.70% 2045	4,155	3,314
Noble Energy, Inc. 3.85% 2028	3,150	3,165
Noble Energy, Inc. 4.95% 2047	4,755	5,104
Odebrecht Drilling Norbe 6.35% 20213,4,5	1,952	1,338
Odebrecht Drilling Norbe 6.72% 20223,4,5,6	2,361	955
Odebrecht Drilling Norbe 7.35% 20263,4,5	2,306	1,582
Odebrecht Drilling Norbe 7.72% 20263,4,5,6,8	6,481	2,623
Odebrecht Drilling Norbe 0% (undated)3,4,5,6	2,419	—
Peabody Energy Corp. 6.00% 20223	575	599
Peabody Energy Corp. 6.375% 20253	575	600
Petrobras Global Finance Co. 6.125% 2022	3,915	4,165
Petrobras Global Finance Co. 4.375% 2023	3,670	3,639
Petrobras Global Finance Co. 6.25% 2024	410	436
Petrobras Global Finance Co. 5.299% 20253	26,000	26,110
Petrobras Global Finance Co. 8.75% 2026	18,000	21,555
Petrobras Global Finance Co. 7.375% 2027	4,480	4,941
Petrobras Global Finance Co. 5.999% 20283	9,206	9,241
Petrobras Global Finance Co. 7.25% 2044	1,375	1,433
Petrobras Global Finance Co. 6.85% 2115	1,910	1,846
Petróleos Mexicanos 6.375% 2021	1,090	1,188
Petróleos Mexicanos 4.625% 2023	7,600	7,837
Petróleos Mexicanos 6.875% 2026	3,755	4,267
Petróleos Mexicanos 5.50% 2044	1,374	1,267
Petróleos Mexicanos 5.625% 2046	1,150	1,067
Petróleos Mexicanos 6.75% 20473	21,582	22,582
Petróleos Mexicanos 6.75% 2047	18,221	19,066
Phillips 66 Partners LP 3.605% 2025	1,350	1,362
Phillips 66 Partners LP 3.55% 2026	580	576
Phillips 66 Partners LP 3.75% 2028	1,090	1,092
Phillips 66 Partners LP 4.68% 2045	205	211
Phillips 66 Partners LP 4.90% 2046	1,855	1,968
Plains All American Pipeline, LP 4.50% 2026	4,750	4,822
QEP Resources, Inc. 5.625% 2026	1,625	1,653

The Bond Fund of America — Page 9 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,6	$2,571	$2,532
QGOG Constellation SA 9.50% 2024 (5.26% PIK)3,6,8	2,779	1,876
Range Resources Corp. 4.875% 2025	3,000	2,910
Ras Laffan Liquefied Natural Gas II 5.298% 20203,6	1,791	1,859
Royal Dutch Shell PLC 3.75% 2046	4,965	5,072
Sabine Pass Liquefaction, LLC 5.625% 2021	925	992
Sabine Pass Liquefaction, LLC 6.25% 2022	4,200	4,677
Sabine Pass Liquefaction, LLC 5.625% 2023	14,000	15,385
Sabine Pass Liquefaction, LLC 5.75% 2024	12,100	13,464
Sabine Pass Liquefaction, LLC 5.625% 2025	26,740	29,531
Sabine Pass Liquefaction, LLC 5.875% 2026	18,050	20,307
Sabine Pass Liquefaction, LLC 5.00% 2027	17,400	18,680
Sabine Pass Liquefaction, LLC 4.20% 2028	11,665	11,822
Schlumberger BV 3.625% 20223	2,460	2,535
Schlumberger BV 4.00% 20253	19,700	20,731
Southwestern Energy Co. 4.10% 2022	5,275	5,209
Southwestern Energy Co. 6.70% 2025	13,730	14,331
Sunoco LP 6.25% 2021	1,515	1,579
TC PipeLines, LP 4.375% 2025	3,955	4,120
Teekay Corp. 8.50% 2020	7,010	7,168
Tesoro Logistics LP 5.50% 2019	1,115	1,159
Tesoro Logistics LP 5.25% 2025	625	658
TransCanada Corp. 6.50% 2018	7,500	7,703
Transocean Inc. 5.80% 2022	5,135	5,084
Transocean Inc. 9.00% 20233	575	624
Transportadora de Gas Peru SA 4.25% 20283,6	2,535	2,634
Valero Energy Partners LP 4.375% 2026	6,795	7,113
Western Gas Partners LP 2.60% 2018	515	516
Western Gas Partners LP 4.00% 2022	2,460	2,512
Western Gas Partners LP 3.95% 2025	4,415	4,421
Western Gas Partners LP 4.65% 2026	3,655	3,805
Western Gas Partners LP 5.45% 2044	4,200	4,475
Williams Companies, Inc. 3.70% 2023	1,680	1,680
Williams Partners LP 4.50% 2023	3,200	3,388
Williams Partners LP 4.30% 2024	2,765	2,899
Williams Partners LP 4.00% 2025	3,666	3,756
Williams Partners LP 3.75% 2027	1,573	1,579
Williams Partners LP 5.10% 2045	8,535	9,414
Woodside Finance Ltd. 4.60% 20213	9,565	10,022
YPF SA 8.50% 20253	4,800	5,580
YPF SA 8.50% 2025	600	698
		1,423,003
Consumer discretionary 3.43%
Amazon.com, Inc. 2.40% 20233	14,845	14,706
Amazon.com, Inc. 2.80% 20243	10,545	10,526
Amazon.com, Inc. 3.15% 20273	44,855	45,000
Amazon.com, Inc. 3.875% 20373	4,500	4,788
Amazon.com, Inc. 4.05% 20473	35,300	38,173
American Honda Finance Corp. 1.20% 2019	13,500	13,315
American Honda Finance Corp. 2.25% 2019	13,500	13,522
American Honda Finance Corp. 1.65% 2021	10,625	10,367
American Honda Finance Corp. 2.60% 2022	3,000	3,003
Bayerische Motoren Werke AG 1.45% 20193	14,700	14,544

The Bond Fund of America — Page 10 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.15% 20203	$2,000	$1,994
Bayerische Motoren Werke AG 2.00% 20213	6,500	6,410
Bayerische Motoren Werke AG 2.25% 20233	3,900	3,791
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	14,540	15,184
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,769
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	8,000	7,900
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	3,600	3,453
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	16,750	16,614
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,008
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	5,605	5,764
Comcast Corp. 2.35% 2027	8,500	8,035
Comcast Corp. 3.30% 2027	12,875	13,146
Comcast Corp. 3.15% 2028	24,750	24,853
Comcast Corp. 4.00% 2047	4,230	4,421
Cumulus Media Inc. 7.75% 201910	2,445	465
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.82% 20206,7,9	2,865	2,474
Daimler Finance NA LLC 2.70% 20203	3,500	3,518
DaimlerChrysler North America Holding Corp. 1.875% 20183	13,450	13,450
DaimlerChrysler North America Holding Corp. 2.375% 20183	7,700	7,717
DaimlerChrysler North America Holding Corp. 1.50% 20193	18,000	17,792
DaimlerChrysler North America Holding Corp. 2.25% 20203	2,315	2,307
DaimlerChrysler North America Holding Corp. 2.00% 20213	13,600	13,310
DaimlerChrysler North America Holding Corp. 2.30% 20213	2,000	1,984
DaimlerChrysler North America Holding Corp. 2.875% 20213	14,100	14,220
DaimlerChrysler North America Holding Corp. 3.30% 20253	1,500	1,523
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,537
Delphi Automotive PLC 5.00% 20253	5,620	5,704
Discovery Communications, Inc. 2.20% 2019	11,520	11,470
Discovery Communications, Inc. 2.95% 2023	5,580	5,528
Discovery Communications, Inc. 3.95% 2028	9,450	9,416
DISH DBS Corp. 4.25% 2018	1,200	1,208
Dollar General Corp. 1.875% 2018	1,817	1,816
Ford Motor Co. 4.346% 2026	15,305	15,981
Ford Motor Co. 4.75% 2043	2,500	2,543
Ford Motor Credit Co. 2.145% 2018	11,615	11,615
Ford Motor Credit Co. 2.375% 2018	7,440	7,441
Ford Motor Credit Co. 2.262% 2019	18,000	17,977
Ford Motor Credit Co. 2.375% 2019	22,325	22,338
Ford Motor Credit Co. 2.597% 2019	21,820	21,842
Ford Motor Credit Co. 2.343% 2020	52,320	51,855
Ford Motor Credit Co. 2.681% 2020	11,150	11,182
Ford Motor Credit Co. 3.157% 2020	20,500	20,762
Ford Motor Credit Co. 3.336% 2021	4,500	4,573
Ford Motor Credit Co. 4.375% 2023	14,367	15,145
Ford Motor Credit Co. 3.81% 2024	14,000	14,308
Ford Motor Credit Co. 3.815% 2027	30,000	30,060
Ford Motor Credit Co. 5.291% 2046	27,190	29,676
General Motors Co. 4.875% 2023	20,000	21,667
General Motors Co. 5.00% 2035	2,000	2,124
General Motors Co. 6.75% 2046	1,000	1,263
General Motors Co. 5.40% 2048	15,950	17,449
General Motors Financial Co. 2.40% 2019	21,800	21,811
General Motors Financial Co. 3.10% 2019	6,000	6,034
General Motors Financial Co. 3.50% 2019	3,715	3,772

The Bond Fund of America — Page 11 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 2.45% 2020	$13,500	$13,407
General Motors Financial Co. 3.70% 2020	13,435	13,800
General Motors Financial Co. 3.20% 2021	13,200	13,338
General Motors Financial Co. 4.20% 2021	4,500	4,683
General Motors Financial Co. 3.15% 2022	21,800	21,803
General Motors Financial Co. 3.45% 2022	14,955	15,167
General Motors Financial Co. 3.70% 2023	14,500	14,804
General Motors Financial Co. 3.50% 2024	20,885	20,869
General Motors Financial Co. 3.95% 2024	10,000	10,307
General Motors Financial Co. 4.00% 2025	4,525	4,655
General Motors Financial Co. 4.00% 2026	2,000	2,037
Grupo Televisa, SAB 6.625% 2040	5,200	6,431
Grupo Televisa, SAB 7.25% 2043	MXN25,290	981
Hilton Worldwide Holdings Inc. 4.25% 2024	$4,275	4,328
Home Depot, Inc. 2.80% 2027	12,800	12,604
Home Depot, Inc. 3.90% 2047	3,000	3,169
Hyundai Capital America 2.00% 20193	7,605	7,516
Hyundai Capital America 2.55% 20203	11,830	11,739
Hyundai Capital America 2.75% 20203	10,906	10,834
Hyundai Capital America 3.00% 20203	2,000	1,998
Hyundai Capital America 2.45% 20213	18,000	17,624
Hyundai Capital America 3.10% 20223	13,890	13,828
Hyundai Capital America 3.25% 20223	24,870	24,864
Hyundai Capital Services Inc. 1.625% 20193	6,150	6,019
McDonald’s Corp. 2.625% 2022	9,925	9,954
McDonald’s Corp. 3.70% 2026	1,125	1,174
McDonald’s Corp. 3.50% 2027	1,250	1,288
McDonald’s Corp. 4.875% 2045	21,250	24,694
McDonald’s Corp. 4.45% 2047	8,825	9,636
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.044% 20183,7	8,000	8,013
NBC Universal Enterprise, Inc. 5.25% 20493	20,705	22,051
Newell Rubbermaid Inc. 3.15% 2021	23,820	24,102
Newell Rubbermaid Inc. 3.85% 2023	26,520	27,470
Newell Rubbermaid Inc. 4.20% 2026	3,000	3,136
Newell Rubbermaid Inc. 5.50% 2046	12,835	15,325
Nissan Motor Co., Ltd. 2.60% 20223	15,570	15,383
Petsmart, Inc. 7.125% 20233	4,900	2,928
Petsmart, Inc. 5.875% 20253	3,975	3,071
Petsmart, Inc. 8.875% 20253	2,650	1,610
RCI Banque 3.50% 20183	5,000	5,018
S.A.C.I. Falabella 3.75% 20273	9,895	9,702
Schaeffler Verwaltungs 4.75% 20263,8	5,215	5,306
Sirius XM Radio Inc. 5.00% 20273	8,875	8,942
Starbucks Corp. 2.20% 2020	610	610
Starbucks Corp. 2.10% 2021	725	721
Starbucks Corp. 4.30% 2045	1,750	1,936
Starbucks Corp. 3.75% 2047	1,250	1,269
Thomson Reuters Corp. 4.30% 2023	9,425	9,959
Thomson Reuters Corp. 5.65% 2043	1,905	2,300
Time Warner Cable Inc. 6.75% 2018	11,650	11,909
Toyota Motor Credit Corp. 2.15% 2020	13,500	13,461
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,969
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,917
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,356

The Bond Fund of America — Page 12 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 1.65% 20183	$10,500	$10,490
Volkswagen International Finance NV 2.125% 20183	1,500	1,499
WPP Finance 2010 3.75% 2024	3,000	3,070
		1,287,217
Utilities 3.10%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	1,055	1,163
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	5,610	5,689
AEP Transmission Company LLC 3.10% 20263	1,520	1,524
Alliant Energy Corporation 3.25% 2024	7,500	7,605
American Electric Power Co., Inc. 2.15% 2020	1,575	1,569
American Electric Power Co., Inc. 2.75% 2026	2,183	2,106
American Electric Power Co., Inc. 3.20% 2027	19,438	19,334
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,000
Cemig Geracao e Transmissao SA 9.25% 20243	885	957
Centerpoint Energy, Inc. 2.50% 2022	9,875	9,736
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	13,594
CMS Energy Corp. 6.25% 2020	21	23
CMS Energy Corp. 3.00% 2026	14,707	14,462
CMS Energy Corp. 2.95% 2027	4,906	4,743
CMS Energy Corp. 3.45% 2027	2,903	2,934
CMS Energy Corp. 4.875% 2044	1,073	1,258
Colbun SA 4.50% 2024	7,500	7,873
Colbun SA 4.50% 20243	2,450	2,572
Colbun SA 3.95% 20273	27,055	27,038
Comision Federal de Electricidad 4.875% 20243	2,500	2,675
Comision Federal de Electricidad 4.75% 20273	370	389
Commonwealth Edison Company 2.95% 2027	1,875	1,856
Consolidated Edison Company of New York, Inc. 4.00% 2057	10,671	11,194
Dominion Resources, Inc. 1.875% 20183	8,700	8,674
Dominion Resources, Inc. 1.60% 2019	3,210	3,176
Dominion Resources, Inc. 2.962% 2019	1,500	1,512
Dominion Resources, Inc. 2.579% 2020	28,800	28,827
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	8,826
Duke Energy Carolinas, Inc. 3.70% 2047	5,075	5,237
Duke Energy Corp. 1.80% 2021	4,875	4,745
Duke Energy Corp. 3.95% 2023	821	863
Duke Energy Corp. 2.65% 2026	15,996	15,352
Duke Energy Corp. 3.15% 2027	9,455	9,403
E.ON International Finance BV 5.80% 20183	15,000	15,182
Edison International 2.40% 2022	1,200	1,175
EDP Finance BV 4.125% 20203	22,061	22,758
EDP Finance BV 5.25% 20213	3,500	3,755
EDP Finance BV 3.625% 20243	49,650	50,043
Electricité de France SA 3.625% 20253	1,000	1,025
Electricité de France SA 4.875% 20443	1,250	1,393
Electricité de France SA 4.95% 20453	750	852
Electricité de France SA 5.25% 20493	4,750	4,863
Electricité de France SA 6.00% 2114	£300	592
Emera Inc. 6.75% 2076	$14,254	16,107
Emera US Finance LP 2.15% 2019	7,135	7,109
Emera US Finance LP 2.70% 2021	3,950	3,943
Emera US Finance LP 3.55% 2026	4,945	4,967
Emera US Finance LP 4.75% 2046	4,000	4,393

The Bond Fund of America — Page 13 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Empresa Nacional de Electricidad SA 4.25% 2024	$1,500	$1,571
Enel Finance International SA 2.875% 20223	7,050	7,037
Enel Finance International SA 2.75% 20233	46,450	45,819
Enel Finance International SA 3.50% 20283	17,800	17,442
Enel Finance International SA 6.00% 20393	2,210	2,757
Enel Società per Azioni 8.75% 20733	9,500	11,839
Entergy Corp. 4.00% 2022	5,917	6,182
Entergy Corp. 2.95% 2026	9,000	8,771
Entergy Louisiana, LLC 3.30% 2022	668	683
Eversource Energy 2.50% 2021	10,000	9,943
Exelon Corp. 3.497% 2022	36,481	37,210
Exelon Corp. 3.95% 2025	528	551
FirstEnergy Corp. 3.90% 2027	59,840	61,416
FirstEnergy Corp. 3.50% 20283	9,645	9,673
FirstEnergy Corp. 7.375% 2031	12,491	16,881
FirstEnergy Corp. 4.85% 2047	36,030	40,336
FirstEnergy Corp., Series B, 4.25% 2023	40,088	41,911
Great Plains Energy Inc. 3.65% 2025	761	780
Great Plains Energy Inc. 5.30% 2041	15	18
Great Plains Energy Inc. 4.20% 2047	4,350	4,621
Iberdrola Finance Ireland 5.00% 20193	3,000	3,124
IPALCO Enterprises, Inc. 3.70% 20243	1,325	1,325
Israel Electric Corp. Ltd. 8.10% 20963	6,250	8,148
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	15,849
Mississippi Power Co. 5.55% 2019	4,300	4,429
Mississippi Power Co. 4.25% 2042	20,226	19,830
National Grid Plc 3.15% 20273	1,105	1,102
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	18,896
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,799
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	716	731
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,130
New York State Electric & Gas Corp. 3.25% 20263	2,000	2,018
Niagara Mohawk Power Corp. 3.508% 20243	2,050	2,123
Niagara Mohawk Power Corp. 4.278% 20343	3,000	3,297
NiSource Finance Corp. 2.65% 2022	3,725	3,701
NV Energy, Inc 6.25% 2020	12,320	13,538
Ohio Power Co., Series G, 6.60% 2033	1,935	2,550
Ohio Power Co., Series D, 6.60% 2033	353	466
Pacific Gas and Electric Co. 2.45% 2022	2,435	2,390
Pacific Gas and Electric Co. 3.25% 2023	16,445	16,615
Pacific Gas and Electric Co. 3.85% 2023	1,323	1,381
Pacific Gas and Electric Co. 3.40% 2024	3,055	3,115
Pacific Gas and Electric Co. 3.75% 2024	301	312
Pacific Gas and Electric Co. 2.95% 2026	234	228
Pacific Gas and Electric Co. 3.30% 20273	20,478	20,323
Pacific Gas and Electric Co. 3.30% 2027	2,342	2,326
Pacific Gas and Electric Co. 3.75% 2042	1,717	1,657
Pacific Gas and Electric Co. 3.95% 20473	6,452	6,423
PacifiCorp. 3.35% 2025	5,900	6,034
Pennsylvania Electric Co. 3.25% 20283	12,415	12,238
PG&E Corp. 2.40% 2019	4,945	4,949
Progress Energy, Inc. 7.05% 2019	3,100	3,273
Progress Energy, Inc. 7.00% 2031	4,000	5,356
Progress Energy, Inc. 7.75% 2031	2,500	3,506

The Bond Fund of America — Page 14 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 5.80% 2018	$9,606	$9,811
Public Service Co. of Colorado 5.125% 2019	900	936
Public Service Co. of Colorado 3.80% 2047	1,334	1,401
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,005
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,494
Public Service Enterprise Group Inc. 2.00% 2021	19,325	18,881
Public Service Enterprise Group Inc. 2.65% 2022	37,750	37,455
Puget Energy, Inc. 6.50% 2020	12,086	13,387
Puget Energy, Inc. 6.00% 2021	8,500	9,411
Puget Energy, Inc. 5.625% 2022	20,391	22,539
SCANA Corp. 6.25% 2020	7,550	8,018
SCANA Corp. 4.75% 2021	16,483	17,102
SCANA Corp. 4.125% 2022	26,981	27,576
South Carolina Electric & Gas Co. 5.30% 2033	2,748	3,120
South Carolina Electric & Gas Co. 6.05% 2038	470	589
South Carolina Electric & Gas Co. 5.45% 2041	8,204	9,724
South Carolina Electric & Gas Co. 4.35% 2042	2,800	2,934
South Carolina Electric & Gas Co. 4.10% 2046	2,350	2,396
South Carolina Electric & Gas Co. 4.50% 2064	85	89
South Carolina Electric & Gas Co. 5.10% 2065	1,818	2,088
Southern California Edison Co. 1.845% 20226	7,505	7,434
Southwestern Public Service Co. 3.70% 2047	5,465	5,602
State Grid Overseas Investment Ltd. 3.50% 20273	7,025	7,065
Tampa Electric Co. 2.60% 2022	1,200	1,186
Teco Finance, Inc. 5.15% 2020	13,042	13,733
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,6	135	135
Virginia Electric and Power Co. 1.20% 2018	5,000	4,999
Virginia Electric and Power Co., Series B, 3.80% 2047	5,500	5,713
Xcel Energy Inc. 4.70% 2020	15,460	16,123
Xcel Energy Inc. 3.30% 2025	3,094	3,140
Xcel Energy Inc. 6.50% 2036	2,500	3,385
		1,164,160
Consumer staples 2.48%
Altria Group, Inc. 2.625% 2020	15,195	15,297
Altria Group, Inc. 2.95% 2023	6,500	6,518
Altria Group, Inc. 4.00% 2024	3,600	3,822
Altria Group, Inc. 2.625% 2026	1,100	1,065
Altria Group, Inc. 4.50% 2043	3,500	3,809
Altria Group, Inc. 5.375% 2044	3,105	3,783
Altria Group, Inc. 3.875% 2046	24,595	24,446
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,891
Anheuser-Busch InBev NV 3.30% 2023	7,725	7,913
Anheuser-Busch InBev NV 3.65% 2026	17,075	17,647
Anheuser-Busch InBev NV 4.90% 2046	10,550	12,265
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 20256,7,9	2,375	2,324
British American Tobacco International Finance PLC 2.75% 20203	6,200	6,234
British American Tobacco International Finance PLC 3.50% 20223	4,495	4,602
British American Tobacco International Finance PLC 3.95% 20253	6,200	6,468
British American Tobacco PLC 2.764% 20223	26,005	25,888
British American Tobacco PLC 3.222% 20243	51,000	51,062
British American Tobacco PLC 3.557% 20273	88,855	89,124
British American Tobacco PLC 4.39% 20373	10,000	10,488
British American Tobacco PLC 4.54% 20473	28,900	30,526

The Bond Fund of America — Page 15 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Church & Dwight Co., Inc. 3.15% 2027	$7,000	$6,909
Church & Dwight Co., Inc. 3.95% 2047	6,510	6,555
Coca-Cola Co. 2.20% 2022	9,250	9,187
Colgate-Palmolive Co. 2.25% 2022	11,750	11,654
Colgate-Palmolive Co. 3.70% 2047	6,085	6,235
Constellation Brands, Inc. 2.25% 2020	25,500	25,281
Constellation Brands, Inc. 2.65% 2022	35,845	35,499
Constellation Brands, Inc. 2.70% 2022	2,325	2,316
Constellation Brands, Inc. 3.50% 2027	1,245	1,272
Constellation Brands, Inc. 4.50% 2047	300	330
Costco Wholesale Corp. 2.15% 2021	3,500	3,486
Costco Wholesale Corp. 2.30% 2022	3,500	3,473
Costco Wholesale Corp. 2.75% 2024	17,280	17,275
Costco Wholesale Corp. 3.00% 2027	14,900	14,935
CVS Health Corp. 1.90% 2018	5,150	5,149
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.069% 20236,7,9	18,899	18,910
Imperial Tobacco Finance PLC 2.05% 20183	3,050	3,050
Imperial Tobacco Finance PLC 3.50% 20233	2,673	2,726
Kraft Foods Inc. 3.50% 2022	25	26
Molson Coors Brewing Co. 1.45% 2019	3,955	3,907
Molson Coors Brewing Co. 1.90% 2019	10,995	10,948
Molson Coors Brewing Co. 2.25% 2020	9,425	9,382
Molson Coors Brewing Co. 2.10% 2021	9,405	9,225
Molson Coors Brewing Co. 3.00% 2026	15,930	15,617
Molson Coors Brewing Co. 4.20% 2046	6,110	6,246
Mondelez International, Inc. 1.625% 20193	21,400	21,098
Pernod Ricard SA 4.45% 20223	16,825	17,887
Philip Morris International Inc. 2.375% 2022	19,190	18,918
Philip Morris International Inc. 2.50% 2022	22,000	21,816
Philip Morris International Inc. 2.625% 2022	4,435	4,437
Philip Morris International Inc. 3.125% 2028	35,000	34,926
Philip Morris International Inc. 4.25% 2044	26,420	27,891
Post Holdings, Inc. 5.625% 20283	5,370	5,397
Procter & Gamble Co. 1.75% 2019	22,375	22,309
Procter & Gamble Co. 3.50% 2047	8,000	8,092
Reckitt Benckiser Group PLC 2.375% 20223	15,852	15,549
Reckitt Benckiser Group PLC 2.75% 20243	28,450	27,852
Reynolds American Inc. 2.30% 2018	1,985	1,988
Reynolds American Inc. 3.25% 2020	12,135	12,337
Reynolds American Inc. 3.25% 2022	19,360	19,641
Reynolds American Inc. 4.00% 2022	4,140	4,329
Reynolds American Inc. 4.85% 2023	3,750	4,088
Reynolds American Inc. 4.45% 2025	19,995	21,348
Reynolds American Inc. 4.75% 2042	2,500	2,606
Reynolds American Inc. 5.85% 2045	7,695	9,637
Walgreens Boots Alliance, Inc. 3.45% 2026	1,615	1,599
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,104
Wal-Mart Stores, Inc. 1.75% 2019	22,500	22,423
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,988
WM. Wrigley Jr. Co 2.90% 20193	2,800	2,826
WM. Wrigley Jr. Co 3.375% 20203	41,250	42,259
		932,110

The Bond Fund of America — Page 16 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 1.32%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 2036	MXN27,000	$1,254
AT&T Inc. 2.85% 2023	$7,750	7,789
AT&T Inc. 3.40% 2024	20,310	20,439
AT&T Inc. 3.40% 2025	47,140	46,409
AT&T Inc. 3.90% 2027	37,593	37,907
AT&T Inc. 4.90% 2037	31,695	32,238
AT&T Inc. 4.35% 2045	4,675	4,326
AT&T Inc. 5.15% 20463	22,299	22,857
AT&T Inc. 4.50% 2048	3,764	3,538
AT&T Inc. 5.15% 2050	77,103	77,790
AT&T Inc. 5.30% 2058	29,925	30,120
British Telecommunications PLC 9.125% 2030	1,800	2,694
CenturyLink, Inc. 7.50% 2024	17,025	17,025
Deutsche Telekom International Finance BV 1.50% 20193	18,900	18,631
Deutsche Telekom International Finance BV 1.95% 20213	28,130	27,376
Deutsche Telekom International Finance BV 2.82% 20223	25,141	25,193
Deutsche Telekom International Finance BV 3.60% 20273	3,588	3,611
Digicel Group Ltd. 6.00% 20213	3,015	2,979
France Télécom 9.00% 2031	2,300	3,457
Frontier Communications Corp. 11.00% 2025	2,500	1,850
Inmarsat PLC 6.50% 20243	8,500	8,649
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)6,7,8,9	1,824	1,696
Orange SA 2.75% 2019	3,230	3,248
SoftBank Group Corp. 3.36% 20233,6	20,672	20,853
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,538
Verizon Communications Inc. 4.50% 2033	40,150	42,203
Verizon Communications Inc. 4.125% 2046	9,800	9,082
Verizon Communications Inc. 4.862% 2046	6,286	6,568
Zayo Group Holdings, Inc. 5.75% 20273	4,700	4,806
		495,126
Information technology 1.20%
Analog Devices, Inc. 2.50% 2021	1,090	1,080
Analog Devices, Inc. 3.125% 2023	8,750	8,778
Analog Devices, Inc. 3.50% 2026	6,350	6,436
Apple Inc. 2.00% 2020	13,500	13,419
Apple Inc. 1.55% 2021	16,675	16,207
Apple Inc. 2.25% 2021	13,250	13,239
Apple Inc. 2.90% 2027	16,200	16,023
Apple Inc. 3.00% 2027	5,600	5,571
Apple Inc. 3.20% 2027	7,115	7,212
Apple Inc. 3.35% 2027	11,385	11,673
Apple Inc. 3.75% 2047	250	257
Apple Inc. 4.25% 2047	5,000	5,565
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.354% 20216,7,9	6,184	6,138
BMC Software, Inc. 8.125% 20213	8,050	8,141
Broadcom Ltd. 3.00% 20223	55,000	54,579
Broadcom Ltd. 2.65% 20233	16,500	15,922
Broadcom Ltd. 3.625% 20243	42,625	42,434
Broadcom Ltd. 3.875% 20273	49,930	49,213
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 8.319% 20256,7,9	1,225	1,255
Dell Inc. 2.65% 2020	8,075	7,977
Harris Corp. 2.70% 2020	3,010	3,024

The Bond Fund of America — Page 17 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 3.832% 2025	$1,890	$1,961
Itron, Inc. 5.00% 20263	1,620	1,630
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 20246,7,9	1,475	1,534
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 20246,7,9	2,818	2,813
Microsoft Corp. 1.55% 2021	25,245	24,591
Microsoft Corp. 2.40% 2022	27,065	27,087
Microsoft Corp. 3.30% 2027	1,030	1,063
Microsoft Corp. 3.70% 2046	1,250	1,305
Microsoft Corp. 4.25% 2047	7,375	8,445
Oracle Corp. 1.90% 2021	18,000	17,723
Oracle Corp. 2.80% 2021	5,600	5,685
Oracle Corp. 2.625% 2023	5,325	5,340
Oracle Corp. 3.25% 2027	33,860	34,467
Oracle Corp. 4.00% 2046	4,200	4,476
Oracle Corp. 4.00% 2047	750	800
Unisys Corp. 10.75% 20223	3,325	3,732
Visa Inc. 2.75% 2027	15,600	15,407
		452,202
Real estate 1.12%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,837
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,500
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,920	2,987
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	802
American Campus Communities, Inc. 3.35% 2020	12,170	12,419
American Campus Communities, Inc. 3.75% 2023	15,060	15,461
American Campus Communities, Inc. 4.125% 2024	8,030	8,374
American Campus Communities, Inc. 3.625% 2027	19,765	19,581
American Tower Corp. 3.40% 2019	18,075	18,284
Brandywine Operating Partnership, LP 3.95% 2023	100	102
DCT Industrial Trust Inc. 4.50% 2023	10,282	10,787
Developers Diversified Realty Corp. 3.90% 2024	14,980	15,110
EPR Properties 4.75% 2026	7,630	7,844
Essex Portfolio LP 3.625% 2022	4,370	4,495
Essex Portfolio LP 3.25% 2023	4,935	4,980
Essex Portfolio LP 3.875% 2024	5,500	5,707
Essex Portfolio LP 3.50% 2025	4,800	4,848
Essex Portfolio LP 3.375% 2026	845	840
Hospitality Properties Trust 4.25% 2021	19,750	20,437
Hospitality Properties Trust 5.00% 2022	10,800	11,534
Hospitality Properties Trust 4.50% 2023	9,680	10,131
Hospitality Properties Trust 3.95% 2028	2,390	2,323
Howard Hughes Corp. 5.375% 20253	13,510	13,882
Iron Mountain Inc. 5.25% 20283	6,750	6,750
iStar Inc. 4.625% 2020	4,760	4,843
Kimco Realty Corp. 6.875% 2019	4,000	4,300
Kimco Realty Corp. 3.40% 2022	14,595	14,898
Kimco Realty Corp. 3.30% 2025	5,000	4,968
Kimco Realty Corp. 3.80% 2027	5,000	5,058
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,132
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,785
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,126
Public Storage 2.37% 2022	10,725	10,587
Public Storage 3.094% 2027	7,415	7,374

The Bond Fund of America — Page 18 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 2.375% 20193	$810	$808
Scentre Group 2.375% 20213	11,410	11,282
Scentre Group 3.25% 20253	10,655	10,481
Scentre Group 3.50% 20253	5,750	5,785
Scentre Group 3.75% 20273	5,500	5,589
Simon Property Group, LP 2.35% 2022	5,450	5,401
Simon Property Group, LP 2.75% 2023	6,000	5,985
Simon Property Group, LP 3.375% 2027	21,700	21,821
UDR, Inc. 3.70% 2020	1,430	1,469
UDR, Inc. 3.50% 2028	2,905	2,905
WEA Finance LLC 2.70% 20193	9,025	9,076
WEA Finance LLC 3.25% 20203	34,845	35,475
WEA Finance LLC 3.75% 20243	2,380	2,458
Westfield Corp. Ltd. 3.15% 20223	29,750	30,051
		418,672
Industrials 1.02%
3M Co. 2.25% 2023	27,359	27,147
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,017
Airbus Group SE 2.70% 20233	885	885
Beacon Roofing Supply, Inc. 4.875% 20253	11,000	11,096
Bohai Financial Investment Holding Co., Ltd. 4.50% 20233	2,000	1,915
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	5,727	5,698
Canadian National Railway Co. 3.20% 2046	1,480	1,437
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	691	691
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	35	35
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	3,877	3,955
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	171	174
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 20216	95	100
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20226	1,425	1,553
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20226	3,645	3,996
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20226	4,279	4,703
Corporate Risk Holdings LLC 9.50% 20193	3,315	3,468
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,4,5,8	1,037	1,109
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20246	1,072	1,187
ENA Norte Trust 4.95% 20283,6	2,592	2,706
ERAC USA Finance Co. 2.70% 20233	10,650	10,376
ERAC USA Finance Co. 4.20% 20463	4,560	4,480
Euramax International, Inc. 12.00% 20203	2,075	2,251
FedEx Corp. 4.40% 2047	3,020	3,233
Fortive Corp. 2.35% 2021	3,550	3,522
General Electric Capital Corp. 2.342% 2020	16,841	16,769
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,187
Hardwoods Acquisition Inc 7.50% 20213	5,780	5,347
Honeywell International Inc. 1.85% 2021	13,675	13,433
JELD-WEN Holding, Inc. 4.625% 20253	2,500	2,525
Lima Metro Line Finance Ltd. 5.875% 20343,6	3,167	3,434
Lockheed Martin Corp. 1.85% 2018	1,100	1,099
Lockheed Martin Corp. 2.50% 2020	2,705	2,724
Lockheed Martin Corp. 4.50% 2036	715	804
Lockheed Martin Corp. 4.70% 2046	5,435	6,361
Mexican Government 5.50% 20473	2,200	2,184
Multi-Color Corp. 4.875% 20253	2,395	2,410
Navistar International Corp. 6.625% 20253	6,190	6,474

The Bond Fund of America — Page 19 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 2.55% 2022	$8,955	$8,900
Northrop Grumman Corp. 2.93% 2025	15,040	14,971
Northrop Grumman Corp. 3.25% 2028	22,615	22,689
Northrop Grumman Corp. 4.03% 2047	4,760	4,992
Red de Carreteras de Occidente 9.00% 20286	MXN61,570	3,032
Republic Services, Inc. 3.55% 2022	$500	516
Republic Services, Inc. 3.375% 2027	14,760	14,896
Rockwell Collins, Inc. 2.80% 2022	8,510	8,529
Rockwell Collins, Inc. 3.20% 2024	9,105	9,185
Roper Technologies, Inc. 2.80% 2021	860	862
Roper Technologies, Inc. 3.80% 2026	2,080	2,148
Siemens AG 1.70% 20213	13,500	13,138
Siemens AG 2.70% 20223	29,620	29,808
Siemens AG 2.90% 20223	5,000	5,058
Siemens AG 2.35% 20263	1,500	1,418
Siemens AG 4.40% 20453	2,000	2,247
United Parcel Service, Inc. 2.50% 2023	23,000	22,885
United Parcel Service, Inc. 3.05% 2027	27,250	27,278
United Technologies Corp. 2.30% 2022	15,000	14,773
United Technologies Corp. 3.125% 2027	12,000	12,019
		382,829
Materials 0.60%
Agrium Inc. 4.125% 2035	3,071	3,180
Anglo American Capital PLC 3.625% 20243	11,100	11,057
Anglo American Capital PLC 4.00% 20273	10,140	10,085
BHP Billiton Finance Ltd. 6.25% 20753	5,940	6,448
CF Industries, Inc. 5.375% 2044	2,500	2,478
Cleveland-Cliffs Inc. 4.875% 20243	4,000	4,000
CRH America, Inc. 3.875% 20253	2,000	2,091
CRH America, Inc. 5.125% 20453	2,000	2,339
Dow Chemical Co. 4.125% 2021	2,500	2,623
Dow Chemical Co. 4.625% 2044	1,100	1,206
Ecolab Inc. 3.25% 2023	2,260	2,313
Ecolab Inc. 2.70% 2026	2,355	2,261
First Quantum Minerals Ltd. 7.25% 20223	5,000	5,267
First Quantum Minerals Ltd. 7.50% 20253	3,000	3,266
Georgia-Pacific Corp. 5.40% 20203	2,000	2,158
Hexion Inc. 6.625% 2020	3,000	2,708
Hexion Inc. 10.375% 20223	2,000	1,871
Holcim Ltd. 5.15% 20233	3,315	3,627
LYB International Finance BV 3.50% 2027	7,015	7,062
LYB International Finance BV 4.875% 2044	400	445
LyondellBasell Industries NV 6.00% 2021	900	1,000
Mosaic Co. 3.25% 2022	6,250	6,201
Mosaic Co. 4.05% 2027	6,220	6,247
Nova Chemicals Corp. 5.25% 20273	7,500	7,500
Olin Corp. 5.125% 2027	1,975	2,084
Praxair, Inc. 2.25% 2020	8,339	8,325
Praxair, Inc. 3.00% 2021	2,500	2,545
Rio Tinto Finance PLC 3.75% 2025	2,220	2,329
Rio Tinto PLC 4.125% 2042	725	777
Sherwin-Williams Co. 2.75% 2022	7,585	7,562
Sherwin-Williams Co. 3.125% 2024	1,320	1,329

The Bond Fund of America — Page 20 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 3.45% 2027	$23,385	$23,799
Sherwin-Williams Co. 4.50% 2047	8,840	9,697
Steel Dynamics, Inc. 4.125% 20253	6,125	6,186
Tronox Ltd. 5.75% 20253	4,160	4,285
Vale SA 5.875% 2021	35,230	38,454
Vale SA 4.375% 2022	5,020	5,203
Vale SA 6.25% 2026	3,480	4,040
Warrior Met Coal, Inc. 8.00% 20243	2,725	2,820
Westlake Chemical Corp. 4.375% 2047	4,725	4,923
Yara International ASA 7.875% 20193	2,175	2,335
		224,126
Total corporate bonds & notes		11,146,072
Mortgage-backed obligations 18.73% Federal agency mortgage-backed obligations 17.87%
Fannie Mae 11.001% 20206	2	2
Fannie Mae 5.00% 20236	746	786
Fannie Mae 5.50% 20236	3,901	4,101
Fannie Mae 6.00% 20236	115	121
Fannie Mae 4.50% 20246	2,594	2,738
Fannie Mae 4.50% 20256	2,883	3,047
Fannie Mae 4.50% 20256	1,694	1,772
Fannie Mae 4.50% 20256	1,483	1,567
Fannie Mae 6.00% 20266	2,218	2,480
Fannie Mae 5.50% 20276	1,029	1,127
Fannie Mae 6.00% 20286	303	338
Fannie Mae 3.00% 20326	47,966	48,909
Fannie Mae 3.00% 20326	41,824	42,645
Fannie Mae 6.50% 20326	53	53
Fannie Mae 3.50% 20336,11	174,200	179,691
Fannie Mae 3.50% 20336,11	50,000	51,619
Fannie Mae 3.00% 20366	27,184	27,631
Fannie Mae 3.00% 20366	3,229	3,282
Fannie Mae 4.00% 20366	4,992	5,279
Fannie Mae 4.00% 20366	3,198	3,382
Fannie Mae 4.00% 20366	3,150	3,331
Fannie Mae 4.00% 20366	1,435	1,517
Fannie Mae 7.00% 20366	135	149
Fannie Mae 7.50% 20366	344	377
Fannie Mae 8.00% 20366	186	205
Fannie Mae 3.00% 20376	61,781	62,711
Fannie Mae 3.00% 20376	35,313	35,893
Fannie Mae 3.50% 20376	16,565	17,170
Fannie Mae 3.50% 20376	9,538	9,899
Fannie Mae 4.00% 20376	24,827	26,253
Fannie Mae 6.00% 20376	294	315
Fannie Mae 6.00% 20376	180	188
Fannie Mae 6.50% 20376	1,028	1,156
Fannie Mae 6.50% 20376	551	609
Fannie Mae 6.50% 20376	512	570
Fannie Mae 7.00% 20376	332	371
Fannie Mae 7.00% 20376	310	336
Fannie Mae 7.00% 20376	164	174

The Bond Fund of America — Page 21 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 20376	$113	$125
Fannie Mae 7.00% 20376	93	103
Fannie Mae 7.00% 20376	63	70
Fannie Mae 7.50% 20376	121	127
Fannie Mae 7.50% 20376	112	125
Fannie Mae 7.50% 20376	78	89
Fannie Mae 7.50% 20376	71	79
Fannie Mae 7.50% 20376	62	64
Fannie Mae 7.50% 20376	26	27
Fannie Mae 5.50% 20386	16	18
Fannie Mae 6.00% 20386	310	348
Fannie Mae 6.50% 20386	26,949	31,243
Fannie Mae 4.50% 20396	9,025	9,643
Fannie Mae 5.00% 20396	7,668	8,381
Fannie Mae 5.50% 20396	6,332	6,979
Fannie Mae 4.00% 20406	6,671	7,016
Fannie Mae 4.00% 20406	6,411	6,743
Fannie Mae 4.00% 20406	4,513	4,745
Fannie Mae 4.00% 20406	1,256	1,321
Fannie Mae 4.00% 20406	1,154	1,224
Fannie Mae 4.00% 20406	358	376
Fannie Mae 4.50% 20406	1,911	2,050
Fannie Mae 5.00% 20406	795	871
Fannie Mae 5.50% 20406	2,433	2,672
Fannie Mae 4.00% 20416	2,455	2,588
Fannie Mae 4.00% 20416	1,793	1,901
Fannie Mae 4.00% 20416	1,604	1,686
Fannie Mae 4.00% 20416	1,075	1,140
Fannie Mae 4.00% 20416	937	994
Fannie Mae 4.00% 20416	530	563
Fannie Mae 4.50% 20416	2,116	2,270
Fannie Mae 5.00% 20416	5,262	5,670
Fannie Mae 5.00% 20416	3,492	3,836
Fannie Mae 5.00% 20416	2,298	2,519
Fannie Mae 5.00% 20416	1,840	2,026
Fannie Mae 5.00% 20416	1,358	1,496
Fannie Mae 4.00% 20426	10,478	11,015
Fannie Mae 4.00% 20426	10,158	10,754
Fannie Mae 4.00% 20426	8,802	9,332
Fannie Mae 4.00% 20426	2,941	3,118
Fannie Mae 4.00% 20426	769	808
Fannie Mae 4.00% 20436	25,955	27,281
Fannie Mae 4.00% 20436	8,536	9,025
Fannie Mae 4.00% 20436	5,775	6,062
Fannie Mae 3.50% 20446	42,147	43,549
Fannie Mae 3.50% 20456	14,686	15,142
Fannie Mae 4.00% 20456	59,838	63,300
Fannie Mae 4.00% 20456	15,855	16,747
Fannie Mae 4.00% 20456	9,706	10,267
Fannie Mae 3.00% 20466	5,241	5,247
Fannie Mae 3.00% 20466	135	135
Fannie Mae 3.50% 20466	48,007	49,504
Fannie Mae 3.50% 20466	30,022	30,958
Fannie Mae 3.50% 20466	14,906	15,371

The Bond Fund of America — Page 22 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 20466	$8,740	$9,012
Fannie Mae 3.50% 20466	1,087	1,120
Fannie Mae 4.00% 20466	51,720	54,175
Fannie Mae 4.00% 20466	6,057	6,391
Fannie Mae 4.50% 20466	3,139	3,344
Fannie Mae 4.50% 20466	1,775	1,845
Fannie Mae 4.50% 20466	1,475	1,533
Fannie Mae 4.50% 20466	1,216	1,296
Fannie Mae 4.50% 20466	1,137	1,211
Fannie Mae 4.50% 20466	786	837
Fannie Mae 4.50% 20466	765	815
Fannie Mae 3.50% 20476	164,119	168,753
Fannie Mae 4.00% 20476	143,195	150,033
Fannie Mae 4.00% 20476	140,796	147,490
Fannie Mae 4.00% 20476	96,793	101,358
Fannie Mae 4.00% 20476	88,762	93,005
Fannie Mae 4.00% 20476	43,736	45,827
Fannie Mae 4.00% 20476	35,786	37,637
Fannie Mae 4.00% 20476	10,999	11,524
Fannie Mae 4.00% 20476	9,897	10,370
Fannie Mae 4.00% 20476	9,581	10,036
Fannie Mae 4.00% 20476	7,337	7,687
Fannie Mae 4.00% 20476	5,646	5,916
Fannie Mae 4.00% 20476	5,316	5,569
Fannie Mae 4.50% 20476	84,260	89,792
Fannie Mae 4.50% 20476	76,086	81,078
Fannie Mae 4.50% 20476	14,842	15,811
Fannie Mae 4.50% 20476	10,530	11,221
Fannie Mae 4.5% 20476	8,141	8,681
Fannie Mae 4.5% 20476	5,024	5,357
Fannie Mae 4.50% 20476	4,523	4,692
Fannie Mae 4.5% 20476	3,403	3,628
Fannie Mae 7.00% 20476	50	55
Fannie Mae 7.00% 20476	13	14
Fannie Mae 3.00% 20486,11	59,500	59,435
Fannie Mae 3.50% 20486,11	156,180	160,200
Fannie Mae 3.50% 20486,11	134,800	138,491
Fannie Mae 3.50% 20486	5,900	6,067
Fannie Mae 4.00% 20486,11	250,000	261,594
Fannie Mae 4.00% 20486,11	239,730	250,511
Fannie Mae 4.50% 20486,11	330,000	351,138
Fannie Mae 4.50% 20486,11	245,085	260,478
Fannie Mae 4.00% 20366	3,189	3,372
Fannie Mae, Series 2001-4, Class GA, 9.251% 20256,7	22	23
Fannie Mae, Series 2001-4, Class NA, 9.503% 20256,7	10	11
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 20266,7	10	10
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20286	645	640
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20296	129	151
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20316	1,152	1,237
Fannie Mae, Series 2001-20, Class E, 9.584% 20316,7	4	4
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20366	1,154	1,021
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20366	1,070	924
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20366	352	313
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20416	1,835	2,132

The Bond Fund of America — Page 23 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	$400	$452
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	1,028	1,198
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20426,7	1,369	1,525
Freddie Mac 5.00% 20236	631	659
Freddie Mac 5.00% 20236	24	25
Freddie Mac 5.00% 20236	4	4
Freddie Mac 5.00% 20246	1,511	1,587
Freddie Mac 4.50% 20306	844	901
Freddie Mac 4.00% 20366	39,236	41,521
Freddie Mac 4.00% 20366	8,926	9,464
Freddie Mac 4.00% 20366	2,697	2,852
Freddie Mac 3.00% 20376	1,681	1,697
Freddie Mac 3.50% 20376	67,757	70,323
Freddie Mac 3.50% 20376	65,411	67,888
Freddie Mac 3.50% 20376	57,465	59,641
Freddie Mac 3.50% 20376	39,344	40,834
Freddie Mac 3.50% 20376	21,210	22,013
Freddie Mac 3.50% 20376	17,353	17,999
Freddie Mac 3.50% 20376	9,007	9,327
Freddie Mac 3.50% 20376	4,807	4,989
Freddie Mac 4.50% 20376	3,756	4,013
Freddie Mac 5.50% 20376	1,211	1,331
Freddie Mac 5.50% 20376	28	30
Freddie Mac 5.50% 20376	8	8
Freddie Mac 7.00% 20376	151	159
Freddie Mac 7.50% 20376	313	344
Freddie Mac 5.50% 20386	1,053	1,163
Freddie Mac 5.50% 20386	414	458
Freddie Mac 5.50% 20386	175	194
Freddie Mac 5.50% 20386	111	122
Freddie Mac 4.50% 20396	982	1,049
Freddie Mac 5.00% 20396	7,261	7,915
Freddie Mac 5.50% 20396	8,050	8,817
Freddie Mac 5.50% 20396	2,516	2,783
Freddie Mac 4.50% 20406	17,701	18,900
Freddie Mac 5.50% 20406	5	5
Freddie Mac 4.50% 20416	7,514	8,023
Freddie Mac 4.50% 20416	1,907	2,036
Freddie Mac 4.50% 20416	1,036	1,106
Freddie Mac 4.50% 20416	356	380
Freddie Mac 5.00% 20416	5,800	6,359
Freddie Mac 5.00% 20416	2,117	2,282
Freddie Mac 5.50% 20416	3,684	4,077
Freddie Mac 4.00% 20426	7,566	7,995
Freddie Mac 4.00% 20436	13,724	14,519
Freddie Mac 4.00% 20456	35,638	37,686
Freddie Mac 4.00% 20456	2,683	2,808
Freddie Mac 3.50% 20466	32,493	33,488
Freddie Mac 3.50% 20466	3,128	3,221
Freddie Mac 3.50% 20466	2,781	2,866
Freddie Mac 3.50% 20466	2,758	2,840
Freddie Mac 3.50% 20466	1,963	2,023
Freddie Mac 3.50% 20466	1,645	1,696
Freddie Mac 3.50% 20466	932	949

The Bond Fund of America — Page 24 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20466	$3,697	$3,870
Freddie Mac 4.00% 20466	1,039	1,099
Freddie Mac 4.50% 20466	2,180	2,319
Freddie Mac 4.50% 20466	1,074	1,161
Freddie Mac 4.50% 20466	925	999
Freddie Mac 4.50% 20466	913	982
Freddie Mac 4.50% 20466	691	737
Freddie Mac 3.50% 20476	70,821	72,894
Freddie Mac 3.50% 20476	64,181	66,060
Freddie Mac 3.50% 20476	62,062	63,878
Freddie Mac 3.50% 20476	43,933	45,219
Freddie Mac 3.50% 20476	29,857	30,731
Freddie Mac 3.50% 20476	24,735	25,459
Freddie Mac 4.00% 20476	269,534	282,283
Freddie Mac 4.00% 20476	181,489	189,963
Freddie Mac 4.00% 20476	141,469	148,074
Freddie Mac 4.00% 20476	56,160	58,851
Freddie Mac 4.00% 20476	51,103	53,505
Freddie Mac 4.00% 20476	44,168	46,285
Freddie Mac 4.00% 20476	34,436	36,044
Freddie Mac 4.00% 20476	19,104	20,085
Freddie Mac 4.00% 20476	7,137	7,475
Freddie Mac 4.00% 20476	3,341	3,497
Freddie Mac 4.00% 20476	956	1,015
Freddie Mac 4.50% 20476	29,427	31,388
Freddie Mac 4.50% 20476	7,509	8,002
Freddie Mac 4.50% 20476	5,668	6,040
Freddie Mac 4.50% 20476	5,185	5,515
Freddie Mac 4.50% 20476	3,578	3,806
Freddie Mac 6.50% 20476	198	218
Freddie Mac 3.00% 20486,11	3,500	3,502
Freddie Mac 4.00% 20486,11	900	940
Freddie Mac 4.50% 20486,11	10,500	11,166
Freddie Mac Pool #760014 2.969% 20456,7	15,883	15,946
Freddie Mac, Series 2890, Class KT, 4.50% 20196	226	228
Freddie Mac, Series KF02, Class A2, Multi Family (1-month USD-LIBOR + 0.55%) 1.922% 20206,7	7,761	7,766
Freddie Mac, Series KF02, Class A3, Multi Family (1-month USD-LIBOR + 0.63%) 2.002% 20206,7	3,642	3,646
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 20236	3,435	3,446
Freddie Mac, Series 2626, Class NG, 3.50% 20236	3	3
Freddie Mac, Series K036, Class A2, Multi Family 3.527% 20236,7	24,490	25,783
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 20246	13,500	13,855
Freddie Mac, Series K050, Class A2, Multi Family 3.334% 20256,7	7,000	7,290
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 20266	9,000	8,865
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 20276	6,340	6,479
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 20276	6,730	6,920
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 20276	3,990	4,098
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 20276	5,705	5,888
Freddie Mac, Series K068, Class A2, Multi Family 3.244% 20276	3,400	3,508
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20276	10,135	10,499
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 20276	6,125	6,414
Freddie Mac, Series 2122, Class QM, 6.25% 20296	677	730
Freddie Mac, Series 3136, Class OP, principal only, 0% 20366	763	678
Freddie Mac, Series 3147, Class OD, principal only, 0% 20366	715	627
Freddie Mac, Series 3149, Class MO, principal only, 0% 20366	659	616

The Bond Fund of America — Page 25 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3149, Class AO, principal only, 0% 20366	$546	$492
Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	13	11
Freddie Mac, Series 3257, Class PA, 5.50% 20366	7,174	8,030
Freddie Mac, Series 3286, Class JN, 5.50% 20376	5,369	5,735
Freddie Mac, Series 3318, Class JT, 5.50% 20376	2,953	3,154
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 20496	15,000	15,273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20566	68,229	67,813
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20566	54,963	54,760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 20566	25,626	25,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20566	62,984	62,985
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 20566	6,621	6,628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20576	19,700	19,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20576	14,970	15,317
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20576	17,200	18,312
Government National Mortgage Assn. 10.00% 20216	13	13
Government National Mortgage Assn. 2.50% 20286	2,461	2,475
Government National Mortgage Assn. 5.00% 20356	562	602
Government National Mortgage Assn. 6.00% 20386	5,367	6,068
Government National Mortgage Assn. 6.50% 20386	208	235
Government National Mortgage Assn. 5.00% 20396	847	904
Government National Mortgage Assn. 4.50% 20406	1,754	1,861
Government National Mortgage Assn. 5.50% 20406	4,846	5,393
Government National Mortgage Assn. 3.50% 20416	23	24
Government National Mortgage Assn. 4.00% 20416	198	209
Government National Mortgage Assn. 4.50% 20416	10,406	10,959
Government National Mortgage Assn. 4.50% 20416	1,093	1,149
Government National Mortgage Assn. 4.50% 20416	806	848
Government National Mortgage Assn. 4.50% 20416	512	541
Government National Mortgage Assn. 5.00% 20416	5,451	5,821
Government National Mortgage Assn. 3.50% 20426	684	699
Government National Mortgage Assn. 3.50% 20436	2,289	2,370
Government National Mortgage Assn. 4.50% 20436	531	562
Government National Mortgage Assn. 4.00% 20456	361	379
Government National Mortgage Assn. 4.50% 20456	31,434	33,225
Government National Mortgage Assn. 4.50% 20456	21,755	22,972
Government National Mortgage Assn. 4.50% 20456	3,154	3,333
Government National Mortgage Assn. 4.50% 20456	2,641	2,789
Government National Mortgage Assn. 4.50% 20456	1,801	1,902
Government National Mortgage Assn. 4.50% 20456	1,476	1,559
Government National Mortgage Assn. 3.00% 20476	41,928	42,342
Government National Mortgage Assn. 3.00% 20476	14,346	14,487
Government National Mortgage Assn. 4.00% 20476	118,982	124,676
Government National Mortgage Assn. 4.00% 20476	110,418	115,327
Government National Mortgage Assn. 4.00% 20476	52,701	55,246
Government National Mortgage Assn. 4.00% 20476	22,951	23,972
Government National Mortgage Assn. 4.50% 20476	19,457	20,537
Government National Mortgage Assn. 4.50% 20476	10,231	10,823
Government National Mortgage Assn. 4.00% 20486,11	234,850	244,967
Government National Mortgage Assn. 4.00% 20486,11	59,050	61,573
Government National Mortgage Assn. 4.00% 20486,11	14,250	14,860
Government National Mortgage Assn. 4.50% 20486,11	46,125	48,388
Government National Mortgage Assn. 4.50% 20486,11	34,000	35,647
Government National Mortgage Assn. 5.637% 20596	3	3
Government National Mortgage Assn. 4.795% 20616	157	160

The Bond Fund of America — Page 26 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.809% 20616	$184	$187
Government National Mortgage Assn. 4.822% 20616	777	784
Government National Mortgage Assn. 4.889% 20616	444	450
Government National Mortgage Assn. 5.081% 20616	737	757
Government National Mortgage Assn. 4.666% 20636	456	464
Government National Mortgage Assn. 4.774% 20646	591	600
Government National Mortgage Assn. 5.20% 20646	30	31
Government National Mortgage Assn. 6.64% 20646	18	19
Government National Mortgage Assn. 4.975% 20656	511	524
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.729% 20206,7	627	628
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.779% 20206,7	790	792
		6,707,345
Collateralized mortgage-backed (privately originated) 0.72%
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.552% 20233,6,7	418	421
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.502% 20246,7	140	140
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.152% 20243,6,7	461	465
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20326	117	131
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20326	16	18
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20336	984	1,058
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20336	15	16
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 20273,6	17,995	18,124
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 20273,4,6	2,890	2,885
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 3.002% 20236,7	280	280
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.952% 20236,7	962	971
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.202% 20246,7	1,767	1,795
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.752% 20246,7	17,043	17,589
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.052% 20246,7	2,889	2,915
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.502% 20256,7	7,708	7,888
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20573,6,7	286	287
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,6,7	12,139	12,163
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.282% 20193,6,7	80,410	80,420
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20263,4,6	6,642	6,644
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,6,7	855	854
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,4,6	11,910	11,892
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20273,4,6	19,132	19,132
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20273,6	3,355	3,365
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20273,6	2,265	2,272
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.452% 20493,6,7	2,918	2,920
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.352% 20503,4,6,7	8,525	8,525
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.972% 20376,7	10,854	9,417
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20563,6,7	2,471	2,453
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,6,7	1,265	1,258
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,6,7	21,463	21,487
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.152% 20573,6,7	13,374	13,423
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,6,7	15,284	15,257
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20573,6,7	4,208	4,237
		270,702

The Bond Fund of America — Page 27 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.14%	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.191% 20496,7	$6,432	$6,414
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20443,6	10,000	10,539
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20433,6,7	4,000	4,259
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,6	11,316	11,794
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20406,7	7,772	7,768
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20293,6	6,885	7,048
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20443,6	4,950	5,246
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20473,6,7	1,485	1,564
		54,632
Total mortgage-backed obligations		7,032,679
Asset-backed obligations 6.78%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,6	500	500
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,6	14,075	14,079
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20213,6	9,175	9,163
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20196	140	140
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 20196	4,986	4,984
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20206	9,778	9,763
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20206	5,263	5,255
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20216	645	649
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 20226	5,000	4,972
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20226	6,030	6,028
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20226	4,645	4,679
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20253,6,7	17,805	17,832
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20203,6	4,760	4,807
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,6	2,135	2,137
BA Credit Card Trust, Series 2015-A2, Class A, 1.36% 20206	87,805	87,713
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20253,6,7	33,385	33,508
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20263,6,7	37,720	37,828
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 20196	3,960	3,955
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20226	10,580	10,521
Capital One Multi-asset Execution Trust, Series 2015-A1, Class A1, 1.39% 20216	255,414	255,271
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20216	66,062	66,001
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20196	1,905	1,903
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20206	495,714	495,520
Chase Issuance Trust, Series 2013-A1, Class A1, 1.30% 20206	44,325	44,301
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20206	16,711	16,693
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20206	268,400	268,353
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 20206	8,900	8,893
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.907% 20206,7	11,955	11,986
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20263,6,7	17,505	17,522
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20253,6	943	946
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20206	8,984	8,984
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.702% 20206,7	13,590	13,600
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35% 20206	11,400	11,441
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 3.227% 20336,7	179	179
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,6	2,198	2,200
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20193,6	84	84
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,6	630	631
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20203,6	6,951	6,936

The Bond Fund of America — Page 28 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20203,6	$9,380	$9,364
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20203,6	7,828	7,816
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20213,6	3,500	3,552
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,6	2,395	2,432
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,6	6,800	6,779
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.657% 20356,7	3,070	2,932
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.617% 20376,7	4,476	4,262
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.627% 20376,7	6,821	6,520
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.827% 20206,7	9,970	9,975
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,6	1,565	1,568
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20183,6	946	947
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20196	12,863	12,859
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20196	10,756	10,753
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20213,6	22,850	22,906
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20213,6	5,949	5,969
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,6	1,851	1,858
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,6	2,500	2,519
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,6	3,401	3,416
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20213,6	8,660	8,716
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,6	18,000	18,137
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20226	16,640	16,720
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20223,6	12,725	12,815
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,6	2,890	2,912
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20236	5,250	5,260
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20203,6	5,815	5,811
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20203,6	8,359	8,352
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,6	14,231	14,212
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20213,6	4,350	4,352
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20213,6	1,365	1,371
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,6	6,875	6,860
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,6	8,860	8,890
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20223,6	3,735	3,759
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20233,6	6,520	6,528
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,6	9,000	9,018
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20253,6,7	19,291	19,305
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,6	7,275	7,277
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20203,6	7,750	7,848
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,6	1,000	1,015
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20213,6	9,929	9,921
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,6	30,742	30,700
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20213,6	3,335	3,377
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20213,6	1,000	1,021
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20213,6	3,540	3,598
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20223,6	11,825	11,749
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,6	8,375	8,356
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,6	5,456	5,450
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 20196	71,297	71,126
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,6	13,500	13,314
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20273,6	20,400	20,344
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,6	23,070	23,167
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20283,6	28,535	28,576

The Bond Fund of America — Page 29 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20293,6	$17,305	$17,163
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20216	4,621	4,579
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20226	10,890	10,850
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,6	7,060	7,184
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20223,6	9,635	9,613
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 20223,6	3,500	3,504
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.450% 20413,6,7	1,216	1,151
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.677% 20413,6,7	1,537	1,501
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20193,6	28,500	28,463
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.482% 20356,7	3,577	3,589
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.712% 20376,7	3,458	3,300
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20406	187	190
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 20406	96	98
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 20406	316	322
Madison Park Funding Ltd., Series 2014-13A, Class AR, CLO, (3-month USD-LIBOR + 1.11%) 2.467% 20253,6,7	23,200	23,224
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,6	1,626	1,627
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20253,6,7	10,861	10,875
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 20346	7	7
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.682% 20366,7	540	511
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20206	23,109	23,092
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20206	437	437
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20206	8,219	8,234
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20206	4,000	4,007
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20216	11,170	11,195
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20216	964	967
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20216	4,980	4,998
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20216	12,100	12,157
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20216	6,750	6,798
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20226	1,200	1,201
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20226	14,545	14,508
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20226	5,820	5,826
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20226	7,310	7,387
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.117% 20236,7	18,634	18,635
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.267% 20236,7	19,946	20,063
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.467% 20236,7	5,000	5,071
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.867% 20236,7	30,031	30,757
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.925% 20256,7	4,390	4,345
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.252% 20296,7	436	438
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20333,6	3,131	3,120
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20253,6,7	20,143	20,154
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20253,6,7	58,285	58,326
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,6	2,600	2,596
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,6	2,522	2,521
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,6	7,166	7,392
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20423,6	7,200	7,160
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20213,6	4,875	4,849
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,6	12,780	12,752
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20213,6	2,000	2,001
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20213,6	2,500	2,498

The Bond Fund of America — Page 30 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20223,6	$7,852	$7,821
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20223,6	4,450	4,439
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20196	475	475
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.236% 20263,6,7	9,575	9,575
Voya CLO Ltd., Series 2014-4A, Class A1R, CLO, (3-month USD-LIBOR + 0.95%) 2.309% 20263,6,7	22,525	22,574
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20193,6	8,316	8,306
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20203,6	22,349	22,336
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,6	21,520	21,489
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20213,6	4,500	4,519
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20223,6	3,000	3,001
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,6	814	812
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.957% 20226,7	1,600	1,601
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20206	1,499	1,497
		2,545,922
Bonds & notes of governments & government agencies outside the U.S. 2.80%
Abu Dhabi (Emirate of) 3.125% 20273	4,100	4,016
Argentine Republic 6.875% 2021	3,075	3,354
Argentine Republic 7.50% 2026	1,925	2,182
Argentine Republic 8.28% 20336,8	4,984	5,901
Argentine Republic 0% 2035	25,700	2,718
Argentine Republic 2.26% 20386	€1,565	1,376
Argentine Republic 7.625% 2046	$2,400	2,713
Armenia (Republic of) 7.15% 20253	4,810	5,499
Belarus (Republic of) 6.875% 20233	775	837
Bermuda 4.138% 20233	1,700	1,791
Bermuda 4.854% 20243	8,955	9,740
Brazil (Federative Republic of) 0% 2021	BRL20	4,415
Brazil (Federative Republic of) 5.625% 2047	$6,590	6,748
Brazil (Federative Republic of) 6.00% 20502	BRL17	5,460
Brazil (Federative Republic of) 6.00% 20552	30	9,996
Buenos Aires (City of) 8.95% 20216	$1,000	1,112
Cote d’Ivoire (Republic of) 6.375% 20283,6	7,275	7,715
Dominican Republic 7.50% 20216	950	1,039
Dominican Republic 5.875% 20246	1,640	1,770
Dominican Republic 5.50% 20253	10,380	11,016
Dominican Republic 6.875% 20263	4,300	4,914
Egypt (Arab Republic of) 7.50% 20273	3,200	3,544
Egypt (Arab Republic of) 8.50% 20473	2,245	2,583
FMS Wertmanagement 1.625% 2018	6,400	6,384
Honduras (Republic of) 8.75% 2020	4,175	4,694
Honduras (Republic of) 7.50% 20246	3,330	3,738
Honduras (Republic of) 6.25% 20273	1,400	1,501
India (Republic of) 7.80% 2021	INR980,600	15,738
India (Republic of) 8.83% 2023	387,200	6,465
India (Republic of) 8.60% 2028	1,015,200	16,967
India (Republic of) 7.61% 2030	1,833,000	28,646
India (Republic of) 7.88% 2030	1,667,000	26,711
Indonesia (Republic of) 3.75% 2022	$13,255	13,672
Indonesia (Republic of) 3.375% 2023	9,350	9,456
Iraq (Republic of) 5.80% 20286	5,150	4,983
Japan, Series 18, 0.10% 20242	¥5,423,060	50,562
Japan, Series 20, 0.10% 20252	8,542,500	80,103
Japan, Series 21, 0.10% 20262	1,506,480	14,175

The Bond Fund of America — Page 31 of 43

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 22, 0.10% 20272	¥2,215,928	$20,910
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.961% 20207	$23,448	23,493
Japan Bank for International Cooperation 2.125% 2020	21,400	21,253
Japan Finance Organization for Municipalities 2.125% 20193	10,000	9,985
Jordan (Hashemite Kingdom of) 6.125% 20263	2,090	2,155
Jordan (Hashemite Kingdom of) 5.75% 20273	615	612
Kazakhstan (Republic of) 5.125% 20253	2,250	2,511
Kazakhstan (Republic of) 6.50% 20453	2,250	2,895
Kenya (Republic of) 6.875% 20243	6,425	6,859
Kuwait (State of) 2.75% 20223	11,650	11,625
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,944
Morocco (Kingdom of) 4.25% 2022	5,400	5,706
Morocco (Kingdom of) 5.50% 2042	7,200	8,187
Nigeria (Federal Republic of) 6.375% 2023	1,990	2,118
Pakistan (Islamic Republic of) 5.50% 20213	2,335	2,365
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,457
Pakistan (Islamic Republic of) 6.875% 20273	1,100	1,108
Panama (Republic of) 4.50% 20476	1,290	1,392
Paraguay (Republic of) 5.00% 20263	1,575	1,697
Paraguay (Republic of) 5.00% 2026	900	970
Paraguay (Republic of) 4.70% 20273	600	630
Poland (Republic of) 3.25% 2026	6,600	6,753
Portuguese Republic 5.125% 2024	144,274	155,309
Portuguese Republic 2.875% 2025	€49,000	64,901
Portuguese Republic 4.10% 2045	5,500	7,758
Saudi Arabia (Kingdom of) 2.375% 20213	$750	733
Saudi Arabia (Kingdom of) 2.894% 20223	9,000	8,950
Saudi Arabia (Kingdom of) 2.875% 20233	37,575	36,993
Saudi Arabia (Kingdom of) 3.25% 20263	3,170	3,114
Saudi Arabia (Kingdom of) 3.625% 20283	50,460	50,096
Saudi Arabia (Kingdom of) 4.625% 20473	2,440	2,497
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	700	742
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	885
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	6,617
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	955	1,010
Swedish Export Credit Corp. 2.875% 20233	9,000	8,984
Turkey (Republic of) 5.625% 2021	34,250	36,108
Turkey (Republic of) 9.00% 2024	TRY11,025	2,561
Turkey (Republic of) 4.25% 2026	$7,700	7,356
Turkey (Republic of) 4.875% 2026	3,580	3,539
Turkey (Republic of) 8.00% 2034	1,250	1,544
Turkey (Republic of) 6.00% 2041	2,820	2,859
Turkey (Republic of) 5.75% 2047	14,000	13,674
United Mexican States 4.00% 2023	4,000	4,196
United Mexican States 4.15% 2027	2,425	2,518
United Mexican States 5.55% 2045	2,500	2,822
United Mexican States 4.60% 2048	13,000	12,850
United Mexican States, Series M, 6.50% 2021	MXN550	2,704
United Mexican States, Series M20, 10.00% 2024	12,700	72,869
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	7,819
		1,050,867

The Bond Fund of America — Page 32 of 43

Bonds, notes & other debt instruments Municipals 1.36% Illinois 0.89%	Principal amount (000)	Value (000)
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$52,420	$50,114
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	4,385	4,311
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	3,395	3,301
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds, Series 2017-A, 7.00% 20463	7,760	9,415
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	34,360	35,881
G.O. Bonds, Pension Funding Series 2003, 5.10% 20336	190,395	190,412
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	727
G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,571
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,304
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,376
G.O. Bonds, Series 2013-B, 4.91% 2027	1,800	1,796
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	2,600	2,890
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	853
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,387
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	5,850	6,309
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,432
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,283
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 20216	872	913
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.71% 2050 (put 2025)7	6,275	6,228
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,575	1,670
		334,173
New Jersey 0.09%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	15,890
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,678
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,422
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,438
		33,428
Michigan 0.07%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,228
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	18,540	19,315
		25,543
Tennessee 0.04%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,635	1,703
Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	5,670	6,006
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,190	1,237
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	4,720	4,988
		13,934

The Bond Fund of America — Page 33 of 43

Bonds, notes & other debt instruments Municipals (continued) Minnesota 0.03%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$6,905	$7,266
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	915	964
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,295	4,478
		12,708
California 0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,000
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,170	1,180
		11,180
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,368
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	3,086
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,982
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,530	2,633
		9,069
South Carolina 0.02%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,230	1,307
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	5,615	5,934
		7,241
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,996
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,860	3,002
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,780	3,929
		6,931
Nebraska 0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,660	1,739
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,725	4,937
		6,676
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,639
Puerto Rico 0.02%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.414% 20297	7,665	6,410
Maine 0.02%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	5,530	5,749
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	5,085	5,346

The Bond Fund of America — Page 34 of 43

Bonds, notes & other debt instruments Municipals (continued) Ohio 0.01%	Principal amount (000)	Value (000)
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	$5,000	$4,838
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,100	4,212
Kentucky 0.01%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	2,010	2,081
Missouri 0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,755	1,845
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,700	1,810
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,320	1,409
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,175	1,249
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,125	1,181
		510,648
Total bonds, notes & other debt instruments (cost: $34,753,684,000)		34,875,694
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative3	6,250	3,746
Total preferred securities (cost: $5,820,000)		3,746
Common stocks 0.01% Information technology 0.01%
Corporate Risk Holdings I, Inc.4,5,12,13	188,850	3,339
Corporate Risk Holdings Corp.4,5,12,13	955	—
		3,339
Health care 0.00%
Rotech Healthcare Inc.4,5,12,13	342,069	684

The Bond Fund of America — Page 35 of 43

Common stocks Industrials 0.00%	Shares	Value (000)
Atrium Corp.3,4,5,12	985	$29
Total common stocks (cost: $14,833,000)		4,052
Short-term securities 12.52%	Principal amount (000)
Apple Inc. 1.23% due 1/11/20183	$50,000	49,974
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.40%–1.46% due 1/4/2018–1/12/2018	132,300	132,256
Chariot Funding, LLC 1.40%–1.43% due 1/2/2018–3/13/20183	119,000	118,731
Chevron Corp. 1.25% due 1/16/20183	50,000	49,965
Cisco Systems, Inc. 1.27% due 2/8/20183	25,400	25,358
Coca-Cola Co. 1.27%–1.32% due 1/12/2018–3/13/20183	53,325	53,187
Fannie Mae 1.11% due 1/9/2018	150,000	149,965
Federal Farm Credit Banks 1.20% due 5/15/2018	34,000	33,810
Federal Home Loan Bank 1.04%–1.31% due 1/2/2018–3/14/2018	1,972,455	1,970,252
Freddie Mac 1.08%–1.28% due 1/17/2018–4/6/2018	250,000	249,649
Home Depot Inc. 1.40% due 1/2/20183	41,500	41,494
IBM Credit LLC 1.62% due 3/14/20183	70,000	69,780
Microsoft Corp. 1.22% due 1/10/20183	52,600	52,575
Nigerian Treasury Bills 16.65%–16.91% due 7/5/2018–9/13/2018	NGN1,369,600	3,455
Pfizer Inc. 1.27%–1.30% due 2/1/2018–2/9/20183	$100,000	99,846
Procter & Gamble Co. 1.20%–1.21% due 1/3/2018–1/26/20183	120,500	120,430
U.S. Treasury Bills 1.01%–1.49% due 1/2/2018–6/21/2018	1,378,350	1,374,135
Wal-Mart Stores, Inc. 1.22%–1.25% due 1/4/2018–1/5/20183	105,000	104,973
Total short-term securities (cost: $4,700,233,000)		4,699,835
Total investment securities105.44% (cost: $39,474,570,000)		39,583,327
Other assets less liabilities (5.44)%		(2,043,431)
Net assets100.00%		$37,539,896

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 12/31/201715 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Euro-Bund Futures	Short	262	March 2018	$(26,200)	$(50,826)	$(33)
10 Year U.S. Treasury Note Futures	Long	8,691	March 2018	869,100	1,078,091	(114)
20 Year U.S. Treasury Bond Futures	Long	1,610	March 2018	161,000	246,330	254
30 Year Ultra U.S. Treasury Bond Futures	Short	834	March 2018	(83,400)	(139,825)	(775)
10 Year Ultra U.S. Treasury Note Futures	Short	8,159	March 2018	(815,900)	(1,089,737)	2,860
5 Year U.S. Treasury Note Futures	Long	94,795	April 2018	9,479,500	11,011,772	(39,286)
2 Year U.S. Treasury Note Futures	Long	17,239	April 2018	3,447,800	3,691,032	(5,202)
90 Day Euro Dollar Futures	Short	1,997	September 2018	(499,250)	(489,065)	(54)
90 Day Euro Dollar Futures	Long	8,082	December 2018	2,020,500	1,977,160	(1,204)
90 Day Euro Dollar Futures	Short	9,680	December 2019	(2,420,000)	(2,363,614)	1,797
						$(41,757)

The Bond Fund of America — Page 36 of 43

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD1,268	MXN23,000	JPMorgan Chase	1/4/2018	$100
USD3,942	BRL13,000	JPMorgan Chase	1/5/2018	26
USD9,577	INR619,350	JPMorgan Chase	1/5/2018	(118)
USD19,803	BRL64,300	JPMorgan Chase	1/8/2018	441
USD1,645	KRW1,800,000	Citibank	1/8/2018	(36)
BRL14,250	USD4,386	Citibank	1/8/2018	(96)
USD6,229	KRW6,775,000	Bank of America, N.A.	1/8/2018	(102)
USD17,721	INR1,148,500	JPMorgan Chase	1/8/2018	(251)
USD15,252	KRW16,600,000	JPMorgan Chase	1/8/2018	(259)
USD55,561	INR3,600,000	HSBC Bank	1/8/2018	(773)
USD2,508	AUD3,300	HSBC Bank	1/9/2018	(67)
USD21,054	MXN400,000	HSBC Bank	1/10/2018	759
USD12,342	MXN231,000	Bank of America, N.A.	1/10/2018	622
USD6,740	EUR5,700	Citibank	1/10/2018	(104)
USD5,017	AUD6,600	JPMorgan Chase	1/10/2018	(132)
USD21,905	CAD27,800	JPMorgan Chase	1/10/2018	(216)
USD15,206	AUD20,000	Barclays Bank PLC	1/10/2018	(399)
USD15,970	AUD21,000	Bank of America, N.A.	1/10/2018	(415)
USD41,859	MXN804,000	Bank of America, N.A.	1/11/2018	1,074
JPY816,191	USD7,236	Bank of America, N.A.	1/11/2018	13
USD1,292	AUD1,700	Bank of America, N.A.	1/11/2018	(35)
JPY5,258,944	USD46,748	JPMorgan Chase	1/11/2018	(44)
MXN47,480	USD2,472	Bank of America, N.A.	1/11/2018	(63)
USD24,336	GBP18,100	JPMorgan Chase	1/11/2018	(113)
USD48,730	EUR41,300	Bank of America, N.A.	1/11/2018	(864)
USD3,500	MXN66,600	Citibank	1/12/2018	122
JPY321,896	USD2,862	Bank of America, N.A.	1/12/2018	(3)
USD2,712	SEK22,900	Bank of America, N.A.	1/12/2018	(82)
USD14,541	SGD19,600	JPMorgan Chase	1/12/2018	(117)
USD1,012	INR65,350	Citibank	1/16/2018	(10)
USD497	GBP370	Bank of New York Mellon	1/17/2018	(3)
JPY1,934,584	USD17,223	Citibank	1/17/2018	(37)
USD4,195	AUD5,500	Citibank	1/17/2018	(96)
USD12,710	CAD16,275	Citibank	1/17/2018	(242)
USD34,461	MXN650,000	JPMorgan Chase	1/18/2018	1,536
CAD80,847	USD62,889	Goldman Sachs	1/18/2018	1,451
USD19,046	SEK160,200	Goldman Sachs	1/18/2018	(508)
USD35,115	PLN125,000	Goldman Sachs	1/18/2018	(796)
JPY5,200,000	USD45,948	Bank of America, N.A.	1/19/2018	251
USD105	TRY405	JPMorgan Chase	1/19/2018	(1)
USD22,141	EUR18,700	UBS AG	1/22/2018	(330)
USD2,238	MXN42,821	Citibank	1/23/2018	72
USD9,535	EUR8,000	JPMorgan Chase	1/23/2018	(79)
USD19,647	AUD25,600	Citibank	1/23/2018	(328)
USD54,282	EUR45,850	JPMorgan Chase	1/23/2018	(818)
USD5,257	SGD7,100	Goldman Sachs	1/24/2018	(54)
USD10,342	JPY1,170,000	JPMorgan Chase	1/25/2018	(56)
USD46,406	JPY5,250,000	Citibank	2/22/2018	(311)
USD48,862	JPY5,520,000	Citibank	3/22/2018	(341)
USD2,109	INR140,000	Citibank	3/26/2018	(61)
USD278	EUR230	Bank of America, N.A.	12/13/2018	(4)

The Bond Fund of America — Page 37 of 43

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD349	EUR290	Bank of America, N.A.	12/13/2018	$(8)
USD742	EUR615	Bank of America, N.A.	12/13/2018	(14)
				$(1,919)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$5,300,000	$(274)	$—	$(274)
1.3475%	U.S. EFFR	1/31/2018	8,595,000	(425)	—	(425)
1.2975%	3-month Canada BA	7/5/2018	C$1,278,409	(1,803)	—	(1,803)
1.39%	3-month Canada BA	7/13/2018	825,000	(925)	—	(925)
1.38%	3-month Canada BA	7/13/2018	800,000	(931)	—	(931)
1.54375%	3-month Canada BA	9/1/2018	697,500	(572)	—	(572)
1.7475%	3-month Canada BA	9/11/2018	1,200,000	301	—	301
1.76625%	3-month Canada BA	9/25/2018	208,000	36	—	36
1.7725%	3-month Canada BA	9/26/2018	207,000	42	—	42
1.745%	3-month Canada BA	9/27/2018	800,000	33	—	33
1.725%	3-month Canada BA	9/28/2018	800,000	(76)	—	(76)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	(1,026)	—	(1,026)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(630)	—	(630)
1.329%	U.S. EFFR	3/27/2019	$430,000	(2,076)	—	(2,076)
1.32625%	U.S. EFFR	4/5/2019	233,800	(1,173)	—	(1,173)
1.34875%	U.S. EFFR	4/5/2019	407,500	(1,930)	—	(1,930)
1.313%	U.S. EFFR	4/13/2019	126,000	(676)	—	(676)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	(603)	—	(603)
3-month USD-LIBOR	1.5145%	4/19/2019	$942,000	5,223	—	5,223
3-month USD-LIBOR	1.512%	4/19/2019	472,000	2,632	—	2,632
1.345%	U.S. EFFR	5/3/2019	440,000	(2,314)	—	(2,314)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(588)	—	(588)
3-month USD-LIBOR	1.504%	6/8/2019	$304,000	1,988	—	1,988
3-month USD-LIBOR	1.5055%	6/8/2019	304,000	1,981	—	1,981
1.337%	U.S. EFFR	6/8/2019	608,000	(3,670)	—	(3,670)
3-month USD-LIBOR	1.5395%	6/12/2019	304,000	1,858	—	1,858
1.367%	U.S. EFFR	6/12/2019	304,000	(1,714)	—	(1,714)
3-month USD-LIBOR	1.546%	6/14/2019	440,000	2,685	—	2,685
3-month USD-LIBOR	1.553%	6/14/2019	304,000	1,824	—	1,824
1.37%	U.S. EFFR	6/14/2019	304,000	(1,711)	—	(1,711)
3-month USD-LIBOR	1.555%	6/21/2019	304,000	1,899	—	1,899
1.362%	U.S. EFFR	6/21/2019	304,000	(1,783)	—	(1,783)
3-month USD-LIBOR	1.5445%	6/28/2019	304,000	2,015	—	2,015
1.351%	U.S. EFFR	6/28/2019	304,000	(1,870)	—	(1,870)
3-month USD-LIBOR	0.821%	7/8/2019	95,000	1,668	—	1,668
3-month USD-LIBOR	1.814%	11/2/2019	230,000	923	—	923
1.615%	U.S. EFFR	11/2/2019	230,000	(843)	—	(843)
1.9185%	3-month USD-LIBOR	11/29/2019	75,000	(173)	—	(173)
1.963%	3-month USD-LIBOR	12/5/2019	60,000	(93)	—	(93)
2.0025%	3-month USD-LIBOR	12/7/2019	250,000	(216)	—	(216)

The Bond Fund of America — Page 38 of 43

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.8725%	3-month USD-LIBOR	3/20/2020	$240,000	$(1,149)	$—	$(1,149)
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(1,928)	—	(1,928)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(1,383)	—	(1,383)
3-month USD-LIBOR	2.1045%	12/7/2020	$160,000	198	—	198
3-month USD-LIBOR	1.0695%	6/17/2021	160,000	5,957	—	5,957
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(7)	—	(7)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,552	—	1,552
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,539	—	1,539
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	16,760	—	16,760
3-month USD-LIBOR	1.25%	9/23/2021	430,000	14,683	—	14,683
3-month USD-LIBOR	1.225%	9/23/2021	346,500	12,143	—	12,143
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	11,547	—	11,547
3-month USD-LIBOR	1.883%	11/30/2021	115,000	1,365	—	1,365
1.967%	3-month USD-LIBOR	1/26/2022	50,000	(470)	—	(470)
3-month USD-LIBOR	2.074%	2/17/2022	160,000	845	—	845
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(1,106)	—	(1,106)
3-month USD-LIBOR	2.029%	7/11/2022	$330,000	2,785	—	2,785
3-month USD-LIBOR	1.948%	7/28/2022	630,000	7,522	—	7,522
2.80%	3-month USD-LIBOR	9/2/2022	785,000	6,392	—	6,392
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(2,782)	—	(2,782)
3-month USD-LIBOR	2.138%	10/31/2022	103,000	436	—	436
2.11%	3-month USD-LIBOR	10/31/2022	53,000	(293)	—	(293)
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(636)	—	(636)
2.105%	3-month USD-LIBOR	10/31/2022	371,000	(2,135)	—	(2,135)
2.08613%	3-month USD-LIBOR	11/17/2022	247,100	(1,656)	—	(1,656)
2.08934%	3-month USD-LIBOR	11/17/2022	262,900	(1,723)	—	(1,723)
2.2025%	3-month USD-LIBOR	12/4/2022	51,000	(72)	—	(72)
3-month USD-LIBOR	2.2455%	12/21/2022	156,600	(40)	—	(40)
2.27403%	3-month USD-LIBOR	12/29/2022	304,000	466	—	466
1.176%	3-month USD-LIBOR	2/16/2023	240,000	(12,425)	—	(12,425)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(3,828)	—	(3,828)
1.309%	3-month USD-LIBOR	9/27/2023	27,000	(1,402)	—	(1,402)
2.186%	3-month USD-LIBOR	10/4/2023	130,000	(936)	—	(936)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(1,112)	—	(1,112)
3-month USD-LIBOR	2.202%	2/2/2024	180,000	761	—	761
2.296%	3-month USD-LIBOR	3/21/2024	125,000	96	—	96
3-month USD-LIBOR	2.168%	5/15/2024	70,000	478	—	478
3-month USD-LIBOR	2.12813%	10/3/2024	238,000	2,606	—	2,606
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,299)	—	(1,299)
2.59%	3-month USD-LIBOR	3/27/2025	$130,000	1,006	—	1,006
2.524%	3-month USD-LIBOR	4/14/2025	123,000	572	—	572
2.2725%	3-month USD-LIBOR	6/8/2025	30,000	(211)	—	(211)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(1,647)	—	(1,647)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,059)	—	(1,059)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(533)	—	(533)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	5,041	—	5,041
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	65	—	65
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	227	—	227
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(187)	—	(187)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(97)	—	(97)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(209)	—	(209)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(176)	—	(176)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(381)	—	(381)

The Bond Fund of America — Page 39 of 43

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	$(352)	$—	$(352)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(312)	—	(312)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(309)	—	(309)
2.4805%	3-month USD-LIBOR	3/21/2027	$125,000	1,140	—	1,140
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	(378)	—	(378)
2.333%	3-month USD-LIBOR	3/29/2027	150,000	(513)	—	(513)
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	485	—	485
3-month USD-LIBOR	2.262%	4/18/2027	$1,500	14	—	14
3-month USD-LIBOR	2.2225%	4/19/2027	47,000	596	—	596
0.8153%	6-month EURIBOR	4/28/2027	€69,000	29	—	29
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(79)	—	(79)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	363	—	363
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	477	—	477
7.11%	28-day MXN-TIIE	6/21/2027	1,500,000	(4,443)	—	(4,443)
3-month USD-LIBOR	2.2935%	7/17/2027	$70,000	519	—	519
3-month USD-LIBOR	2.172%	8/16/2027	10,000	181	—	181
0.8518%	6-month EURIBOR	8/21/2027	€31,000	29	—	29
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(229)	—	(229)
2.415%	3-month USD-LIBOR	10/31/2027	$55,000	150	—	150
3-month USD-LIBOR	2.399%	10/31/2027	30,000	(39)	—	(39)
3-month USD-LIBOR	2.388%	10/31/2027	200,000	(64)	—	(64)
U.S. EFFR	2.055%	11/1/2027	55,000	43	—	43
U.S. EFFR	2.042%	11/2/2027	34,000	67	—	67
U.S. EFFR	2.045%	11/2/2027	21,000	35	—	35
3-month USD-LIBOR	2.31934%	11/17/2027	138,500	830	—	830
3-month USD-LIBOR	2.31613%	11/17/2027	129,500	813	—	813
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	227	—	227
28-day MXN-TIIE	7.93%	12/9/2027	565,000	98	—	98
3-month USD-LIBOR	2.413%	10/4/2028	$61,000	270	—	270
3-month USD-LIBOR	2.7315%	3/27/2030	68,000	(1,170)	—	(1,170)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(821)	—	(821)
3-month USD-LIBOR	2.451%	6/8/2030	16,000	120	—	120
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(6,251)	—	(6,251)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	670	—	670
3-month USD-LIBOR	1.87%	8/18/2031	57,000	3,379	—	3,379
3.4275%	3-month USD-LIBOR	4/11/2034	500	64	—	64
2.523%	3-month USD-LIBOR	12/8/2035	5,000	6	—	6
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(31)	—	(31)
3-month USD-LIBOR	2.943%	7/17/2045	40,000	(3,359)	—	(3,359)
3-month USD-LIBOR	2.6995%	9/2/2045	40,000	(1,350)	—	(1,350)
3-month USD-LIBOR	2.7055%	9/2/2045	50,000	(1,750)	—	(1,750)
3-month USD-LIBOR	2.6785%	9/4/2045	60,000	(1,764)	—	(1,764)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	188	—	188
3-month USD-LIBOR	2.525%	10/20/2045	28,000	72	—	72
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	48	—	48
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(867)	—	(867)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(93)	—	(93)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(305)	—	(305)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(505)	—	(505)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	403	—	403
2.5445%	3-month USD-LIBOR	12/6/2046	45,000	83	—	83
2.542%	3-month USD-LIBOR	12/6/2046	17,000	22	—	22
2.6625%	3-month USD-LIBOR	1/27/2047	35,000	954	—	954

The Bond Fund of America — Page 40 of 43

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
2.664%	3-month USD-LIBOR	2/2/2047	$56,000	$1,543	$—	$1,543
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	778	—	778
3-month USD-LIBOR	2.798%	3/15/2047	8,000	(453)	—	(453)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(2,343)	—	(2,343)
3-month USD-LIBOR	2.601%	4/6/2047	23,300	(325)	—	(325)
3-month USD-LIBOR	2.609%	4/6/2047	23,200	(363)	—	(363)
3-month USD-LIBOR	2.4885%	4/19/2047	21,000	215	—	215
3-month USD-LIBOR	2.4965%	4/19/2047	21,000	179	—	179
3-month USD-LIBOR	2.409%	4/20/2047	21,000	577	—	577
3-month USD-LIBOR	2.4615%	4/20/2047	24,000	386	—	386
2.634%	3-month USD-LIBOR	7/11/2047	75,000	1,600	—	1,600
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(17)	—	(17)
3-month USD-LIBOR	2.5282%	8/4/2047	99,000	154	—	154
3-month USD-LIBOR	2.5015%	8/17/2047	20,400	148	—	148
3-month USD-LIBOR	2.5095%	8/17/2047	19,600	108	—	108
3-month USD-LIBOR	2.4425%	9/19/2047	24,500	501	—	501
3-month USD-LIBOR	2.441%	9/19/2047	6,000	125	—	125
3-month USD-LIBOR	2.4675%	9/22/2047	21,000	317	—	317
2.53563%	3-month USD-LIBOR	10/3/2047	73,000	(15)	—	(15)
3-month USD-LIBOR	2.537%	10/4/2047	19,500	(2)	—	(2)
3-month USD-LIBOR	2.56315%	10/6/2047	55,000	(325)	—	(325)
3-month USD-LIBOR	2.495%	10/17/2047	31,100	276	—	276
3-month USD-LIBOR	2.4975%	10/17/2047	31,100	259	—	259
U.S. EFFR	2.166%	10/23/2047	55,000	(152)	—	(152)
2.60%	3-month USD-LIBOR	11/3/2047	23,500	335	—	335
U.S. EFFR	2.172%	11/8/2047	30,000	(123)	—	(123)
U.S. EFFR	2.145%	11/9/2047	33,500	63	—	63
U.S. EFFR	2.153%	11/10/2047	33,500	3	—	3
U.S. EFFR	2.155%	11/10/2047	18,850	(7)	—	(7)
U.S. EFFR	2.17%	11/13/2047	34,150	(125)	—	(125)
2.5735%	3-month USD-LIBOR	12/21/2047	33,500	277	—	277
3-month USD-LIBOR	2.57553%	12/29/2047	66,000	(586)	—	(586)
					$—	$41,572

The Bond Fund of America — Page 41 of 43

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$43,650	$(2,867)	$(1,134)	$(1,733)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	648,800	(53,558)	(51,779)	(1,779)
					$(52,913)	$(3,512)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $276,478,000, which represented .74% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,912,971,000, which represented 13.09% of the net assets of the fund.
4	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $81,053,000, which represented .22% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Coupon rate may change periodically.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,940,000, which represented .14% of the net assets of the fund.
10	Scheduled interest and/or principal payment was not received.
11	Purchased on a TBA basis.
12	Security did not produce income during the last 12 months.
13	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$2,098	$3,339.01%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Rotech Healthcare Inc.	9/26/2013	12,646	684.00
Total private placement securities		$ 14,744	$ 4,023.01%

The Bond Fund of America — Page 42 of 43

Key to abbreviations and symbols
Agcy. = Agency	GBP = British pounds
AMT = Alternative Minimum Tax	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BA = Banker’s acceptances	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	PLN = Polish zloty
CLO = Collateralized Loan Obligations	Redev. = Redevelopment
Dev. = Development	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
EFFR = Federal Funds Effective Rate	SEK = Swedish kronor
EUR/€ = Euros	SGD = Singapore dollars
EURIBOR = Euro Interbank Offered Rate	SIFMA = Securities Industry and Financial Markets Association
Fac. = Facility	TBA = To-be-announced
Facs. = Facilities	TIIE = Equilibrium Interbank Interest Rate
Fin. = Finance	TRY = Turkish lira
Fncg. = Financing	USD/$ = U.S. dollars
G.O. = General Obligation	UYU = Uruguayan pesos

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-008-0218O-S60690	The Bond Fund of America — Page 43 of 43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of The Bond Fund of America (the “Fund”), as of December 31, 2017, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 9, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018